1933 Act Reg. No. 33-88316
1940 Act File No. 811-08932
As filed with the Securities and Exchange Commission on February 22, 2022

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 139	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 141	☒

Artisan Partners Funds, Inc.
(Registrant)

875 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202
Telephone Number: (414) 390-6100

Sarah A. Johnson Artisan Partners Funds, Inc. 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202	John M. Loder Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to rule 485(b)
☐	on ____ pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☒	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)
EXPLANATORY NOTE
This Post-Effective Amendment No. 139 to the Registration Statement contains a Prospectus and Statement of Additional Information describing Artisan International Explorer Fund, a new series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to Artisan International Explorer Fund; (b) Statement of Additional Information relating to Artisan International Explorer Fund; (c) Part C Information relating to all series of the Registrant.
This Post-Effective Amendment No. 139 relates solely to Artisan International Explorer Fund and does not supersede or amend any disclosure to the Registrant's Registration Statement relating to any other series or shares of the Registrant.

The information in this prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the US Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

Subject to Completion, dated 22 February 2022

2022
[________ 2022]
PROSPECTUS
Artisan Partners Funds
Share Class
	Investor	Advisor	Institutional
Artisan International Explorer Fund	[_____]	[_____]	[_____]

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available online at http://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you invest directly with the Fund, by calling 800.344.1770 or by enrolling on the Fund’s website at www.artisanpartners.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Fund.

If you have any questions about any part of the prospectus or wish to obtain additional information about Artisan Partners Funds, please call 800.344.1770 or visit www.artisanpartners.com.
The Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
Artisan Partners Funds • P.O. Box 219322 • Kansas City, MO 64121-9322

Prospectus—Artisan Partners Funds

Artisan International Explorer Fund

Investor: [_____]  |  Advisor: [_____]  |  Institutional: [_____]
Investment Objective
The Fund seeks maximum long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor	Institutional
Management Fees	[ ]%	[ ]%	[ ]%
Distribution (12b-1) Fees	None	None	None
Other Expenses[1]	[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses	[ ]	[ ]	[ ]
Fee Waiver and Expense Reimbursement[2]	[ ]	[ ]	[ ]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]	[ ]	[ ]
1 “Other Expenses” are based on estimated amounts for the current fiscal year. and include  “Acquired Fund Fees and Expenses,” which were estimated as less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are estimated amounts for the current fiscal year and are indirect expenses the Fund incurred from the Fund’s investment in various money market funds and other investment companies (acquired funds).
2 Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed [ ]% of the average daily net assets of Investor Shares, [ ]% of the average daily net assets of Advisor Shares and [ ]5% of the average daily net assets of Institutional Shares. This contract continues through [ ].
Expense Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Investor	[ ]	[ ]
Advisor	[ ]	[ ]
Institutional	[ ]	[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the Fund’s portfolio turnover rate is not available.

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Principal Investment Strategies
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities of undervalued, primarily non-US small companies. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.
The team’s investment process focuses on four key characteristics:
■
Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.
■
Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
■
Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
■
Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including, diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.
The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 65% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-US companies. The Fund may invest a substantial portion of its total assets in emerging and less developed markets. The Fund may invest in companies of any size, but anticipates investing primarily in small-capitalization (“small-cap”) companies. Small-cap companies for this purpose are those companies with a market capitalization below $5 billion at the time of the Fund’s investment.
The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). The Fund may (but is not required) to hedge against the risk of loss resulting from currency fluctuation.
The Fund invests primarily in equity securities but, from time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities (including lower-rated securities) which include securities rated below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds,” and convertible debt securities of US and non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.
Principal Risks
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:
■
Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
■
Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers environmental, social and governance factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do no consider environmental, social and governance factors.
■
Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.

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■
Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.
■
Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
■
Value Investing Risks—Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level that the team considers its intrinsic value.
■
Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
■
Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
■
Participation Certificates Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
■
Debt Securities Risks—The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the instrument. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably.
Debt securities in which the Fund invests may be rated below investment grade or unrated securities that are determined by Artisan Partners to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.”  These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk, may be less liquid and may be subject to greater price volatility than higher-rated bonds.
■
Convertible Securities Risks—Investing in convertible securities subjects the Fund to the risks of debt, but also the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund.
■
Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

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■
Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
■
No Operating History Risk—The Fund is a newly formed fund and has no operating history for investors to evaluate.
Performance
Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus.
Portfolio Management
Investment Adviser: Artisan Partners Limited Partnership (“Artisan Partners”)
Portfolio Manager	Title	Length of Service
Beini Zhou	Co-Portfolio Manager, Artisan Partners	Since [May 2022] (inception)
Anand Vasagiri	Co-Portfolio Manager, Artisan Partners	Since [May 2022] (inception)
Purchase and Sale of Fund Shares

Minimum Investments	Investor	Advisor	Institutional
To open an account	$1,000	$250,000	$1,000,000
To add to an account	No minimum	No minimum	No minimum
Minimum balance required	$1,000	$250,000	$1,000,000
The Fund will waive the minimum investment requirements for certain employee benefit plans and certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances.
You may purchase, exchange or redeem shares of the Fund each day the New York Stock Exchange is open for regular session trading at the Fund’s net asset value next calculated after receipt and acceptance of your request in good order. To purchase, exchange or redeem shares you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares directly through the Fund, you should contact the Fund by phone at 800.344.1770 (866.773.7233 for Institutional Shares), by regular mail at Artisan Partners Funds, P.O. Box 219322, Kansas City, MO 64121-9322, or by express, certified or registered mail at Artisan Partners Funds, 430 W. 7th Street, Suite 219322, Kansas City, MO 64105-1407. Some redemptions require Medallion signature guarantees.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, except when you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you invest through such tax-advantaged arrangements, you may be subject to tax upon withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, the investment adviser and/or the distributor may pay the financial intermediary for the services provided to the Fund and its shareholders. The investment adviser and/or the distributor may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information about the Fund’s Investment Strategies
The following supplements the information regarding the Fund’s investment objective and principal investment strategies set forth in the “Fund Summary.”  The investment objective of the Fund may be changed by the board of directors without shareholder approval. Investors in the Fund will receive at least 30 days’ prior written notice of implementation of any such change in the Fund’s investment objective.
The Fund seeks maximum long-term capital growth.
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of securities of undervalued, primarily non-US small companies. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.
The team’s investment process focuses on four key characteristics:
■
Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.
■
Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
■
Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
■
Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including, diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.
The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 65% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-US companies. The Fund may invest a substantial portion of its total assets in emerging and less developed markets.
The Fund may invest in common stocks and other securities of companies across a broad capitalization range and there are no restrictions on the market capitalizations of the companies in which the Fund may invest. However, the Fund anticipates investing primarily in small capitalization (“small-cap”) companies. Small-cap companies for this purpose are those companies with a market capitalization below $5 billion at the time of the Fund’s investment. In addition, because the relative sizes of companies change over time as the securities market changes, the Fund’s definition of what is a “small-cap” company may change over time as well. The Fund’s portfolio is constructed without regard to index weightings.
The Fund generally does not invest more than 10% of its total assets at market value at the time of purchase in any single security. Under normal market conditions, the Fund tries to maintain a cash position of no more than 15% of its total assets, although cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund’s cash position to be larger or smaller. Investment of available cash may be slowed during periods when stock prices are moving broadly upwards because higher prevailing valuations cause fewer securities to meet the Fund’s investment criteria. As a result, the Fund may at times hold more than 15% of its total assets in cash.
The Fund may invest up to 10% of its total assets measured at the time of purchase in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers). Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security or securities.
The Fund’s investments generally are traded in currencies other than US dollars, so the Fund buys and sells non-US currencies to facilitate transactions in portfolio securities. The Fund is also directly or indirectly exposed to foreign currency movements when it purchases certain US dollar denominated securities, such as depositary receipts and participation certificates. The Fund usually does not hedge against possible variations in exchange rates, but, in certain circumstances, the Fund may hedge its exposure to securities denominated in foreign currencies as well as other positions that expose the Fund to currency movements, including dollar-denominated securities. The Fund may buy or sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
The Fund invests primarily in equity securities but, from time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities (including lower-rated

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securities) which include securities rated below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds,” and convertible debt securities of US and non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.
The Fund generally will sell when the security price approaches or exceeds the team’s estimate of intrinsic value. The Fund also may sell if changing circumstances make the team change its assessment of the company’s intrinsic value or more attractive alternatives are identified.

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Risks You Should Consider
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes the principal risks associated with investing in the Fund, but is not a complete list of every risk involved in investing in the Fund and the Fund may be exposed to additional risks not listed below. The “Investment Techniques and Risks” section in the Statement of Additional Information (“SAI”) includes more information about the Fund, its investments and the related risks. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The principal risks that apply to the Fund include:
■
Market Risks—Various market risks can affect the price or liquidity of securities in which the Fund may invest. The securities in which the Fund invests may underperform the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other factors that can affect an investment’s value include, without limitation, investor sentiment regarding certain types of securities or asset classes, market reactions to political or economic events, litigation relating to a particular issuer or industry, and tax and regulatory environments or developments (including lack of adequate regulations for a market or particular type of instrument).
Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.
Governmental and quasi-governmental authorities and regulators may take actions that affect the regulation of the securities in which the Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Fund or Artisan Partners are regulated, limit or preclude the Fund’s ability to achieve its investment objective and/or affect the Fund’s performance. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to direct capital infusions into companies, increased government spending, new monetary programs and dramatically lower interest rates. While such policies or actions generally are intended to strengthen markets, the financial system and public finances, there can be no guarantee that such policies or actions will be sufficient or will have their intended effect. In addition, discontinuation or reversal of such policies could increase volatility in or otherwise adversely affect securities markets, which could adversely affect the Fund’s investments.
Political, social or financial instability, civil unrest and acts of terrorism are among other potential risks that could adversely affect securities markets generally or the values of individual securities.
■
Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers environmental, social and governance factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do no consider environmental, social and governance factors.
■
Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
■
Emerging and Developing Markets Risks—Investment risks typically are greater in emerging, less developed and developing markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging and developing market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging and developing markets also may face other significant internal or external risks, including a heightened risk of war, or ethnic, religious or racial conflicts. In addition, governments in many emerging and developing market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. To the extent the Fund invests in securities of Chinese issuers, it may also be subject to certain risks and considerations not typically associated with investing in securities of US issuers and potentially to a greater extent than investments in certain other non-US issuers, including, among others, risks associated with variable interest entities (“VIEs”). In China, foreign ownership of Chinese companies in certain sectors is prohibited. In order to facilitate foreign investment, many

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Chinese companies have established shell companies that enter into contractual arrangements with Chinese VIEs that allow foreign investors, such as the Fund, through the use of contractual arrangements, to both exert a degree of influence and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw their implicit acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted, US investors, including Funds that invest directly or indirectly in VIEs, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available.
Investing in emerging and developing market countries involves substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; the inability of foreign investors to seek enforcement of certain contractual arrangements; less developed legal systems and thinner trading markets as compared to those in developed countries; and currency blockages or transfer restrictions. The securities markets of emerging and developing market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the US and other developed nations. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. The limited size of many securities markets in emerging and developing market countries and limited trading volume in issuers compared to the volume in US securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. Such risks may be greater in frontier markets. In addition, emerging and developing market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging and developing market countries than in developed countries, all of which can increase fund operating expenses and/or negatively impact fund performance.
Emerging and developing market countries may have different clearance and settlement procedures than in the US, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging and developing market countries, which may result in additional costs and delays in trading and settlement. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary or counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
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Currency Risks—Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in US dollars. The exchange rates between foreign currencies and the US dollar fluctuate continuously. As a result, the Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by US or foreign governments, central banks, or supranational agencies such as the International Monetary Fund and currency controls or other political and economic developments in the US or abroad.
The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may mitigate the risk of loss from changes in currency exchange rates, but also may reduce or limit the opportunity for gain and involves the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund (see “Counterparty Risk”).
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Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
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Value Investing Risks—Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level that the team considers its intrinsic value.
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Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
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Participation Certificates Risks—The price, performance, liquidity and value of a participation certificate are all linked directly to the underlying security, so that investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security. Investing in a participation certificate also exposes the Fund to the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate (see “Counterparty Risk”). In addition, the Fund typically has no rights under a participation certificate against the issuer of the securities underlying the

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participation certificate and is therefore typically unable to exercise any rights with respect to the issuer (including, without limitation, voting rights and fraud or bankruptcy claims). There is also no assurance that there will be a secondary trading market for a participation certificate or that the trading price of a participation certificate will equal the value of the underlying security.
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Debt Securities Risks—The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the instrument. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect the Fund’s debt investments unfavorably.
Debt securities in which the Fund invests may be rated below investment grade or unrated securities that are determined by Artisan Partners to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.”  These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk, may be less liquid and may be subject to greater price volatility than higher-rated bonds.
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Cash Position Risk—To the extent that the Fund invests in cash (which may include cash equivalents, such as money market instruments and repurchase agreements), the ability of the Fund to meet its objective may be limited.
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Confidential Information Access Risk—In managing the Fund, Artisan Partners may seek to avoid the receipt of material, non-public information (“Confidential Information”) about the investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict the Fund or other Artisan Partners clients from trading in securities they hold or in which they may invest. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s loans or other securities. In circumstances when Artisan Partners declines to receive Confidential Information from these issuers, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments. Further, in situations when the Fund is asked, for example, to grant consents, waivers or amendments with respect to such investments, Artisan Partners’ ability to assess such consents, waivers and amendments may be compromised by its lack of access to Confidential Information. In certain situations, Artisan Partners may choose to receive Confidential Information but create information walls around persons having access to the Confidential Information (“walled-off personnel”) to limit the restrictions on others at Artisan Partners. Those measures could impair the ability of walled-off personnel from accessing information from others at Artisan Partners.
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Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, significant levels of new investments may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative effect on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities or borrow money, which might generate a capital gain or loss or cause the Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions. In addition, large or frequent redemptions and purchases of the Fund’s shares may adversely affect the Fund’s performance if the Fund is forced to sell portfolio securities or invest cash when Artisan Partners would not otherwise choose to do so. This risk will be heightened if one or a few shareholders own a substantial portion of the Fund, in which case a purchase or redemption may have a more pronounced effect on the Fund. Redemptions of a large number of shares increase the Fund’s transaction costs. In addition, the Fund may be forced to sell its more liquid positions, which may affect the liquidity of the Fund’s portfolio.
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Operational and Cybersecurity Risks—Artisan Partners Funds, its service providers, including its adviser Artisan Partners, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of Artisan Partners Funds and its service providers to adopt technologies, processes and practices intended to mitigate these risks.
For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber-attack”), whether systems of Artisan Partners Funds, its service providers, counterparties or other market participants. Power or communications outages, acts of God, epidemics and pandemics, information technology equipment malfunctions, operational errors and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of Artisan Partners Funds, its service providers or other market participants, impacting the ability to conduct the Fund’s operations.
Cyber-attacks, disruptions or failures that affect Artisan Partners Funds’ service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or Artisan Partners Funds’ service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s net asset value and impede trading). In addition, cyber-attacks, disruptions or failures may cause reputational damage and subject the Fund or Artisan Partners Funds’ service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs and/or

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additional compliance costs. While Artisan Partners Funds and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Fund and Artisan Partners Funds’ service providers may also incur substantial costs for cybersecurity risk management, including insurance, in order to prevent or mitigate future cyber security incidents, and the Fund and its shareholders could be negatively impacted as a result of such costs.
Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving the Fund’s counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments. Artisan Partners Funds cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests or securities markets and exchanges.
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No Operating History Risk—The Fund is a newly formed fund and has no operating history for investors to evaluate.

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Related Performance Information for Similarly Managed Accounts
The Fund was recently organized and has no performance history of its own. The following table sets forth historical performance information for all discretionary accounts (the “Composite”) managed by Artisan Partners, the adviser to the Fund, that have substantially similar investment objectives, policies, and strategies as the Fund. Performance of the Composite is not that of the Fund and should not be considered a substitute for the Fund’s own performance. Past performance is not indicative of future performance.
The data for the Composite (defined by the Global Investment Performance Standards (“GIPS®”) as an “aggregation of one or more portfolios managed according to a substantially similar investment mandate, objective or strategy”) is provided to illustrate, with respect to the Fund, the past performance of Artisan Partners in managing all substantially similar accounts as measured against specified market indices and does not represent the performance of the Fund. The performance of the Composite currently reflects the performance of a single discretionary institutional account (the  “Account”), which represents the only substantially similar account managed by Artisan Partners during the periods shown. The Account in the Composite is separate and distinct from the Fund and the performance shown should not be considered a substitute for the Fund’s own performance.
Artisan Partners claims compliance with GIPS®. Artisan Partners’ list of composite descriptions, as well as information regarding its policies for valuing portfolios, calculating performance, and preparing compliant presentations, are available upon request.
The Composite’s performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the discretionary institutional account, without provision for federal or state income taxes. “Net of Fees” figures have been presented with the deduction of the highest model fee applicable to the Account managed within the Composite, which includes a fixed management fee in addition to a performance-based fee, that is subject to variation based on the returns of underlying investors in the Account. At times, these historical fee rates may be higher or lower than the Fund’s fees. The Composite’s performance information is calculated on the basis of the returns of the Account expressed in US dollars.
Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.
The Account in the Composite is not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended.
The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable. The table below also includes information about the returns for the [Benchmark Index], which is used as a benchmark for assessing the performance of the Fund. The index returns assume the reinvestment of dividends or interest paid on the securities in the index. Unlike the Fund or the Composite, the index does not incur fees or expenses. An index is unmanaged, and investments cannot be made directly in an index.
Artisan Partners’ Related Performance for Similarly Managed Accounts Relating to the Fund
Year	International Explorer Composite (Net of Fees)	International Explorer Composite (Gross of Fees)	[Benchmark Index Name][2] (reflects no deduction for fees, expenses or taxes)
Since Inception[1]	[ ]%	[ ]%	[ ]%
2021 (One-Year Return)	[ ]%	[ ]%	[ ]%
1 Composite Inception date: [ ]. Return annualized [ ] to [ ], 2022.
2 [Benchmark description].

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Organization, Management and Management Fees
Organization. The Fund is a series of Artisan Partners Funds, Inc. (“Artisan Partners Funds”). The Fund consists of three classes of shares: Investor Shares, Advisor Shares and Institutional Shares.
Management. The Fund is managed by Artisan Partners, which selects the Fund’s investments and handles its business affairs under the direction of Artisan Partners Funds’ board of directors. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners provides investment management services to, among others, pension and profit sharing plans, trusts, endowments, foundations, charitable organizations, governmental entities and investment companies and similar pooled investment vehicles, and also provides administrative services to each series of Artisan Partners Funds. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.
Portfolio Managers
The co-portfolio managers of the Fund and managing director of the Fund’s investment strategy are identified below. The co-portfolio managers are responsible for management of the Fund as well as other Artisan Partners client portfolios. The co-portfolio managers develop the investment strategy for the Fund in order to achieve the Fund’s investment objective and are supported by the managing director and a staff of research analysts and traders. The co-portfolio managers are jointly responsible for the overall management of the Fund, including making buy and sell decisions for the Fund. The Statement of Additional Information (“SAI”) provides additional information about the co-portfolio managers’ compensation, other accounts managed by the co-portfolio managers and the co-portfolio managers’ ownership of Fund shares.
Beini Zhou, CFA— Mr. Zhou is a co-portfolio manager of Artisan International Explorer Fund since its inception in [May 2022]. Prior to returning to Artisan Partners in September 2020, Mr. Zhou was a portfolio manager at Matthews Asia where he managed the Emerging Markets Equity and Asia Value Strategies and co-managed the Asia Small Companies Strategy. Before that, Mr. Zhou was an analyst for the Artisan International Value Fund and Artisan Global Value Fund from 2005 to 2012. Mr. Zhou holds a BA in Applied Mathematics from Harvard College and a MS in Computer Science from University of California-Berkeley.
Anand Vasagiri—Mr. Vasagiri is a co-portfolio manager of Artisan International Explorer Fund since its inception in [May 2022]. Prior to returning to Artisan Partners in September 2020, Mr. Vasagiri was co-head and portfolio manager for the Paradice Global Small Cap Strategy from 2010 to 2019. Before that, Mr. Vasagiri was an analyst for the Artisan International Value Fund and Artisan Global Value Fund from 2007 to 2010. Mr. Vasagiri holds a Bachelor of Engineering in Mechanical Engineering from M.N. National Institute of Technology, India, an MIM from the Thunderbird School of Global Management (ASU) and an MBA from the University of Chicago Booth School of Business.
N. David Samra—Mr. Samra is a Managing Director of Artisan Partners and Managing Director of the investment strategy in which the Fund is managed. He joined Artisan Partners in May 2002 and has been the Lead Portfolio Manager of Artisan International Value Fund since its inception in 2002 and was Portfolio Manager of Artisan Global Value Fund from its inception in 2007 until September 2018. Mr. Samra holds a B.S. degree from Bentley College and an M.B.A. from Columbia Business School.
Management Fees
The Fund pays a management fee to Artisan Partners for serving as its investment adviser and providing administrative services. The annual fee is determined as a percentage of average daily net assets and is accrued daily and paid a monthly fee at the annual rate of [ ]% of the Fund’s average daily net assets up to [$ ]; [ ]% of average daily net assets from [$ ] to [$ ]; [ ]% of average daily net assets from [$ ] to [$ ]; [ ]% of average daily net assets from [$ ] to [$ ]; and [ ]% of average daily net assets over [$ ].
Artisan Partners has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed the percentages of average daily net assets indicated below. This contract continues through [__________ 2023].
Fund	Expense Limit as a % of Average Daily Net Assets
Investor Shares	[ ]%
Advisor Shares	[ ]%
Institutional Shares	[ ]%
The management fee and other expenses related to the Fund’s operations are reflected in its net asset value.

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A discussion regarding the basis for the initial approval by the board of directors of the investment advisory contract for the Fund is expected to be available in Artisan Partners Funds’ [30 September 2022] annual report to shareholders.
Additional Information
Artisan Partners Funds enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, distributor, custodian, transfer agent and financial intermediaries, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, those contractual arrangements. The contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under the arrangement against the service providers, either directly or on behalf of the Fund.
This prospectus provides information concerning Artisan Partners Funds and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this prospectus, the SAI or any contract that is an exhibit to Artisan Partners Funds’ registration statement, is intended to, nor does it, give rise to an agreement or contract between Artisan Partners Funds or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Investing with Artisan Partners Funds
Share Price
The Fund is open for business every day the New York Stock Exchange (NYSE) is open for regular session trading. Shares are not priced on days when the NYSE is closed. The Fund buys and sells its shares each day the NYSE is open, at the net asset value per share (“NAV”) next calculated after a purchase or redemption order is received and accepted by the Fund or its authorized agent.
The NAV of each class of shares of the Fund is determined by dividing the value of the Fund’s securities and other assets attributable to that class, less its liabilities attributable to that class, by the number of outstanding shares of that class of the Fund. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date. The NAV is normally computed as of the NYSE regular session closing time – usually 4:00 p.m. Eastern Time on each day the NYSE is open for regular session trading.
In determining the Fund’s NAV, each equity security and ETF traded on a securities exchange and over-the-counter securities are valued at the closing price on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the date of valuation, the security is valued using (i) the closing price on another exchange on which the security is traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange, or, if such bid is not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts and exchange-traded options on futures are valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Fund’s pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies are valued at the latest NAV reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally valued at the common share market price adjusted by a percentage discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).
Fixed income securities are valued at market value. Market values are generally evaluations based on the judgment of the Fund’s pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.
Securities, or other assets for which market quotations are not readily available, are valued by Artisan Partners Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and the Fund may therefore use fair value pricing, if, among other things, there are no quotations, pricing data is not provided by an approved pricing vendor, the valuation committee believes that the quotation, price or market value resulting from the Fund’s valuation procedures does not reflect a fair value of the security or asset or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the US or other markets. The Fund monitors for subsequent events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Fund may use adjustment factors provided by a third party valuation service when there are subsequent events or expected or unexpected market closures. The third party valuation service may utilize statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.
When fair value pricing is employed, the value of a security or asset used by the Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Fund as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the Fund. Values of foreign securities are translated from local currencies into US dollars using current exchange rates.
The Fund may invest in securities principally traded in markets outside the US. The foreign markets in which the Fund may invest are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time

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when trading in the foreign market closes and the time as of which the Fund calculates its NAV. That is generally the case for markets in Europe, the Middle East, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Fund calculates its NAV. So, the value of the Fund’s portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.
The Fund relies on various service providers and data sources to calculate its NAV. The ability of the Fund to calculate its NAV per share is subject to operational risks associated with processing or human errors, systems or technology failures, cyber-attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods and may make it necessary for the Fund to use alternative procedures to determine the Fund’s NAV. The Fund may be unable to recover any losses associated with such failures.
On 3 December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company or business development company. Among other things, Rule 2a-5 will permit a fund’s board to designate the fund’s primary investment adviser to perform the fund’s fair value determinations, which will be subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. Artisan Partners continues to review Rule 2a-5 and its impact on Artisans Partners’ and the Fund’s valuation policies and related practices.
Who Can Invest in the Fund?
In general, to invest in the Fund, you should be an adult US citizen or resident or a US entity with a US tax identification (social security or employer identification) number. You or the person authorized to place transactions on your behalf may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Fund determines that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Fund may reject future purchases in that account and any related accounts.
As of the date of this prospectus, shares of the Fund are qualified for sale in the US and its territories and possessions. Residents of Guam may purchase shares of the Fund only through approved financial intermediaries, and only to the extent that financial intermediary is otherwise eligible to sell mutual fund shares in Guam. The Fund sells shares to investors residing outside the US only in limited circumstances. Any sale to an investor residing outside of the US requires prior approval of the Fund.
Financial intermediaries must contact the Fund for approval before opening an omnibus account.
Share Class Eligibility
INVESTOR SHARES
Investor Shares of the Fund are offered to members of the general public. You can open the following types of accounts in Investor Shares:
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Individual or Joint – Individual accounts are owned by one person. Joint accounts can have two or more owners.
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Uniform Gift or Transfer to a Minor (UGMA, UTMA) – Custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor gains control of the account once he or she reaches the age of majority.
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Trust.
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Corporation or Other Entity – This type of account is for a corporation, association, partnership or similar institution.
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Retirement Account – This type of account includes traditional individual retirement accounts (IRAs), Roth IRAs, rollover IRAs, simplified employee pension plans (SEP-IRAs), SIMPLE IRAs, Keogh plans, profit sharing and money purchase plans, 403(b) plans and 401(k) plans.
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Coverdell Education Savings Account (ESAs) – ESAs provide a tax-favored vehicle through which educational expenses can be funded on behalf of the individual for whom the account is established.
To transact in Investor Shares, you may do so either directly with the Fund or through a financial intermediary. If you invest through a financial intermediary, the policies and procedures by which you can purchase or redeem shares may be governed by your intermediary. See “Other Information – Financial Intermediaries.” Please contact your financial intermediary for additional information.
ADVISOR SHARES
Advisor Shares of the Fund are generally available for investment only by:
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individuals, trusts, estates, corporations, endowments, foundations and other investors who purchase shares directly from the Fund with an initial minimum purchase of $250,000;
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employee benefit plans that consolidate and hold all of their Advisor Shares of the Fund in plan level or omnibus accounts on behalf of participants; and
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any other individual or entity investor who purchases Advisor Shares through a financial intermediary, where (i) the intermediary has entered into an agreement with Artisan Partners Funds or Artisan Partners Distributors LLC and (ii) the intermediary holds the investor’s shares through an omnibus account with the Fund.

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To transact in Advisor Shares, you may do so either directly with the Fund or through a financial intermediary. If you purchase Advisor Shares directly from the Fund, see “Share Class Eligibility – Investor Shares” above for a list of available account types. If you invest through a financial intermediary, the policies and procedures by which you can purchase or redeem shares may be governed by your intermediary. See “Other Information – Financial Intermediaries.” Please contact your financial intermediary for additional information.
INSTITUTIONAL SHARES
Institutional Shares of the Fund are generally available for investment only by:
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individuals, trusts, estates, corporations, endowments, foundations and other investors who purchase shares directly from the Fund with an initial minimum purchase of $1,000,000;
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employee benefit plans that consolidate and hold all of their Institutional Shares of the Fund in plan level or omnibus accounts on behalf of participants; and
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any other individual or entity investor who purchases Institutional Shares through a financial intermediary, where (i) the intermediary has entered into an agreement with Artisan Partners Funds or Artisan Partners Distributors LLC and (ii) the intermediary holds the investor’s shares through an omnibus account with the Fund.
To transact in Institutional Shares, you may do so either directly with the Fund or through a financial intermediary. If you purchase Institutional Shares directly from the Fund, see “Share Class Eligibility – Investor Shares” above for a list of available account types. If you invest through a financial intermediary, the policies and procedures by which you can purchase or redeem shares may be governed by your intermediary. See “Other Information – Financial Intermediaries.” Please contact your financial intermediary for additional information.
Minimum Investments
Minimum Investments	Investor	Advisor	Institutional
To open an account	$1,000	$250,000	$1,000,000
To add to an account	No minimum	No minimum	No minimum
The Fund will waive the initial minimum investment of $1,000 for Investor Shares if you invest through the Automatic Investment Plan. See “Buying Shares – Automatic Investment Plan (AIP).”
The Fund will waive its minimum investment requirements on (1) certain employee benefit plans that hold their shares through plan-level or omnibus accounts on behalf of participants; or (2) investors who purchase shares through financial intermediaries where (i) the intermediary has entered into an agreement with Artisan Partners Funds or Artisan Partners Distributors LLC and (ii) the intermediary holds shares through an omnibus account, although the intermediary maintaining such an account may impose its own minimum investment requirements (see “Other Information – Financial Intermediaries.”).
The Fund may, at its discretion, accept a smaller initial investment or waive the minimum initial investment requirement for investment if:
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you are already a shareholder (in your name or as beneficial owner of shares held in someone else’s name) (for example, a nominee or a custodian holding shares for the benefit of an investor would not be eligible to open a new account for its own benefit or for the benefit of another customer, but the investor would be eligible to open a new account) of Advisor Shares or Institutional Shares of the Fund;
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you, together with any affiliated organizations or related persons, will hold two or more accounts in your own or the affiliated organization’s or related person’s name or as beneficial owner of shares held in someone else’s name of Advisor Shares or Institutional Shares of the Fund and such accounts, in the aggregate, exceed the minimum initial investment requirement for the Fund; or
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Artisan Partners determines that your investment would not have a material adverse impact on the Fund.
Minimum Balances
INVESTOR SHARES
If you purchase Investor Shares directly from the Fund, the Fund reserves the right to close your account and redeem your shares if the value of your account falls below $1,000. However, before closing a small account, the Fund will notify you and give you at least 30 days to bring your account’s value up to the minimum.
The Fund will waive the $1,000 minimum balance requirement if an account value has declined below $1,000 due solely to investment performance.
If you discontinue an AIP before your account reaches $1,000, that account also may be closed and the Fund may redeem your shares.
If you participate in systematic withdrawal and your account has insufficient funds to meet a withdrawal, the amount remaining will be completely redeemed.
ADVISOR SHARES
If you purchase Advisor Shares directly from the Fund, the Fund reserves the right to automatically convert Advisor Shares in your account to Investor Shares, or to close your account and redeem your shares, if the value of your account falls below $250,000, unless the reduction in value is due solely to investment performance. The Fund will notify you and allow you at least 30 days to bring your account’s value up to the

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applicable minimum before converting your shares to Investor Shares or closing your account and redeeming your shares. If your shares are converted, the conversion will have no effect on the value of your investment in Advisor Shares of the Fund at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the net asset value of the respective share classes.
INSTITUTIONAL SHARES
If you purchase Institutional Shares directly from the Fund, the Fund reserves the right to automatically convert Institutional Shares in your account to Investor Shares or Advisor Shares or close your account and redeem your shares if the value of your account falls below $1 million, unless the reduction in value is due solely to investment performance. The Fund will notify you and allow you at least 30 days to bring your account’s value up to the applicable minimum before converting your shares to Investor Shares or Advisor Shares or closing your account and redeeming your shares. If your shares are converted, the conversion will have no effect on the value of your investment in Institutional Shares of the Fund at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the net asset value of the respective share classes.

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Buying Shares
Important Information about Opening an Account
Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Partners Funds account, you will be asked to provide certain identifying information on your account application. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. For more information, see “Other Information – Anti-Money Laundering Compliance.”
How to Open an Account
If you meet the applicable share class eligibility requirements and the Fund’s other criteria, you may be able to purchase shares of the Fund by contacting your financial intermediary. You can also open an account and purchase Investor Shares or Advisor Shares (if available) of the Fund by contacting the Fund’s transfer agent, DST Asset Manager Solutions, Inc., at 800.344.1770 and completing a new account application. See “Investing with Artisan Partners Funds – Who Can Invest in the Fund?,” and “– Share Class Eligibility.”  Applications for direct purchases of Institutional Shares are only made available through Artisan Partners Distributors LLC by calling 866.773.7233.
By Mail—Complete and sign a new account application. Mail the application, along with your check for the applicable purchase amount to the address listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery). All checks must be made payable to  “Artisan Partners Funds” or to  “Artisan Value Income Fund”. Artisan Partners Funds will not accept cash, money orders, traveler’s checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-US financial institutions.
For regular mail delivery:	For overnight mail delivery:
Artisan Partners Funds	Artisan Partners Funds
P.O. Box 219322	430 W. 7th Street, Suite 219322
Kansas City, MO 64121-9322	Kansas City, MO 64105-1407
800.344.1770
All investment checks must be delivered to one of the addresses above. Artisan Partners Funds and Artisan Partners Distributors LLC do not accept shareholder investment checks at their corporate offices; checks received at those offices will be forwarded to the Fund’s transfer agent, and purchases will not be effective until the order is received and accepted by the Fund’s transfer agent. A purchase by check is priced at the NAV next calculated after the Fund’s transfer agent receives the check and accepts the order.
By Wire—You may purchase shares by instructing your financial institution to wire money pursuant to the wire transfer instructions included below. Your financial institution may charge you a fee to send (or receive) funds by wire. Wire transfers from a bank outside the US generally will not be accepted. A purchase by wire is priced at the NAV next calculated after the Fund receives your wire. Therefore, if your wire is received after the time as of which the NAV is calculated for the day, your funds may be held by the Fund until the next business day. If you are opening a new account by wire transfer, a new account application must be received in proper form at the Fund’s transfer agent prior to the receipt of the wire. Artisan Partners Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.
Wire transfer instructions are:
State Street Bank and Trust Company
Attn: Mutual Funds
Boston, MA 02110
Routing #011000028
Credit to:	Artisan Partners Funds
Deposit DDA 99050882
Further credit:	[your account registration]
[your account number]
If the proper account information is not included, the wire order may be rejected.
By Exchange—You may open a new account in Investor Shares or Advisor Shares of the Fund by telephone by calling 800.344.1770 with an exchange of $1,000 or more for Investor Shares or $250,000 or more for Advisor Shares from your identically registered account in another series of Artisan Partners Funds. You may open a new account in Institutional Shares by telephone by calling 866.773.7233 with an exchange of $1,000,000 or more from your identically registered account in Institutional Shares of another series of Artisan Partners Funds. See “– Telephone Exchange Plan.”  A purchase by exchange is priced at the NAV next calculated after your call.
By Automatic Investment Plan (AIP)—You may purchase Investor Shares or Advisor Shares of the Fund through an AIP. Complete and sign the account application, including the AIP section. See “– Automatic Investment Plan (AIP).”
By Purchases in Kind—You may, subject to Artisan Partners Funds’ approval, purchase Investor Shares, Advisor Shares or Institutional Shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and

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that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call Artisan Partners Funds at 866.773.7233 if you would like to purchase shares of the Fund with other securities.
How to Add to an Account
If you opened an account directly with the Fund in accordance with the previous section, you may make subsequent investments by wire transfer using the instructions provided, or by submitting a check, along with either the stub from your Fund account statement or a letter indicating the amount of the purchase, your account number and the name in which your account is registered. All checks must be made payable to  “Artisan Partners Funds” or to the name of the Fund in which you are investing. Please print your account number on your check. Artisan Partners Funds will not accept cash, money orders, traveler’s checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-US financial institutions.
To make additional purchases of Investor Shares or Advisor Shares of the Fund, you may also add from $50 to $50,000 to your account by telephone. You may elect the telephone purchase option on your application or by completing the shareholder account options form after your account has been opened. A telephone purchase with funds to be drawn from your bank account is generally effective on the business day of your call if you call before the time as of which the Fund calculates its NAV, or on the next business day after your call if you call after the time as of which the Fund’s NAV has been calculated for the day. See “Investing with Artisan Partners Funds – Share Price.” Your financial institution may impose a fee for wire or electronic funds transfer (“EFT”).
You may exchange between identically registered accounts within the same share class by telephone. Telephone exchanges are subject to a minimum exchange of $50 and other limits. See “– Telephone Exchange Plan.”
You may also add AIP to your existing account in Investor Shares or Advisor Shares of Artisan Partners Funds. Please call 800.344.1770 or visit www.artisanpartners.com for a shareholder account options form. Your financial institution may charge you a fee for electronic transfers of funds. See “– Automatic Investment Plan (AIP)” for more information.
Telephone Exchange Plan
You may open a new account in the Fund by exchange from your identically registered account in the same share class of another Artisan Partners Fund. To open the new account, your exchange must meet the applicable share class minimum. You also may transfer investments between already existing identically registered accounts by exchanging at least $50.
Telephone exchanges are subject to these restrictions:
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Both accounts must be registered in the same name, with the same address and taxpayer identification (social security or employer identification) number.
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Your exchange will be processed on the business day on which you call if you call before the time as of which each Artisan Partners Fund calculates its NAV, or on the next business day after your call if you call after the time as of which an Artisan Partners Fund’s NAV has been calculated for the day. See “Investing with Artisan Partners Funds – Share Price.”
■
If your account is subject to backup withholding, you may not use the telephone exchange plan.
■
If you use the telephone exchange plan more than four times in any rolling twelve-month period, Artisan Partners Funds may terminate your access to the plan. Exchanges conducted through an omnibus account are not subject to this limitation because Artisan Partners Funds may not be able to identify the underlying investors but you may be subject to restrictions imposed by the financial intermediary.
Automatic Investment Plan (AIP)
The AIP allows you to make regular, systematic investments into Investor Shares or Advisor Shares of the Fund. You purchase shares by transferring money from your designated checking or savings account directly into your Fund account. Simply designate your monthly investment amount (the monthly minimum is $50) and the day (between the 3rd and the 28th) you want the transfer to take place. If you do not select a day, the withdrawal from your account will be made on the 15th of the month. If a withdrawal date falls on a weekend or holiday, your payment will be transferred from your bank account on the business day prior to the date you selected. It may take up to 10 days to establish your AIP once your instructions have been received. Artisan Partners Funds will not be responsible for non-sufficient funds fees. If your AIP does not clear, your purchase will be cancelled. You will be liable for any resulting losses or fees the Fund or its transfer agent incurs. If your purchase through the AIP fails to clear on two consecutive occasions, the Fund will terminate your AIP.
If you choose the AIP when you open your account, the minimum initial investment for Investor Shares will be waived. However, your Investor Shares may be redeemed and your account closed if you discontinue the AIP before your account reaches the minimum initial investment size. See “Investing with Artisan Partners Funds – Minimum Balances.”  To change an AIP, please notify us at least 14 days prior to the next scheduled investment date. For complete instructions on changing an AIP, please visit www.artisanpartners.com or contact a customer service representative at 800.344.1770.
Purchases—General Information
■
Your purchases must be in US dollars.
■
If your check or telephone purchase order does not clear, your purchase will be cancelled. You also will be liable for any resulting losses or fees the Fund or its transfer agent incurs.

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You may not change or cancel a purchase request once it has been received in good order.
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An order typically is accepted when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation. An order is not binding until accepted and entered on the books of the Fund.
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Artisan Partners Funds reserves the right to reject any order deemed inappropriate or not to be in the best interests of existing Fund shareholders, to limit exchanges or to take such other actions as the Fund deem appropriate or, for Institutional Shares, any purchase order that has not been previously approved by the Fund or Artisan Partners Distributors LLC. Further, the Fund reserve the right to reject any purchase order in its sole discretion. For example, the Fund may reject an order that appears so large that it would disrupt management of the Fund or an order from someone ineligible to invest. The Fund also may reject orders as described below under “Other Information – Anti-Money Laundering Compliance” and “Other Information – Inappropriate Trading.”  The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase order.
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A holiday, weekend or other interruption can affect the normal processing of an investment.
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Artisan Partners Funds cannot accept a purchase order specifying a specific purchase date or price per share. Purchase checks greater than $50,000 that are post-dated or have a partial date or no date will be rejected. However, if a purchase check is less than $50,000, it will not be held for processing on the designated date, but will be processed upon acceptance.
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Artisan Partners Funds may terminate your ability to make automatic investments and telephone purchases if an item is not paid by your financial institution on two consecutive occasions.
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To prevent unauthorized transactions in your account, the Fund will take precautions designed to verify that information communicated by telephone is genuine. Artisan Partners Funds and its transfer agent may record a call, request identifying information and send written confirmation of telephone transactions. Artisan Partners Funds and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon instructions furnished by telephone if we follow reasonable procedures designed to verify the identity of the caller. We recommend that you take precautions to keep confidential your personal information, including your account number and tax identification (social security or employer identification) number. You should verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

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Redeeming Shares
If you invest through a financial intermediary, you can redeem shares of the Fund by contacting your financial intermediary. See “Other Information – Financial Intermediaries.” You may redeem some or all of your shares by telephone or written request sent to the Fund by mail on any day that the NYSE is open for regular session trading. You may also redeem Investor Shares or Advisor Shares of the Fund by systematic withdrawals on any day that the NYSE is open for regular session trading. Your redemption will be processed on the business day that your order is accepted by the Fund or its authorized agent if it is received before the time as of which the Fund calculates its NAV (NYSE closing time – usually 4:00 p.m. Eastern Time). If your order is received after that time, your order will be processed on the next business day. The Fund will redeem your shares at the NAV per share next calculated after your redemption order is received in good order by the Fund or its authorized agent. The Fund may reject your redemption order under certain circumstances, which are discussed below. Artisan Partners Funds will generally wire transfer the proceeds of your redemption to the bank account designated in your purchase application or on a telephone authorization form. Some redemptions require Medallion signature guarantees. See “– Medallion Signature Guarantees.”
How to Redeem Shares
By Mail
Non-IRA Accounts—To redeem shares in an account other than an IRA, complete the Non-IRA Redemption form or mail a letter of instruction including: the Fund’s name; your account number; the dollar amount or number of shares to be sold; and the signature of the shareholder(s) as it appears on the account or by a duly authorized agent of the shareholder(s). Some redemptions require Medallion signature guarantees. See “– Medallion Signature Guarantees.”  The letter of instruction should be sent to the address shown below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery).
For regular mail delivery:	For overnight mail delivery:
Artisan Partners Funds	Artisan Partners Funds
P.O. Box 219322	430 W. 7th Street, Suite 219322
Kansas City, MO 64121-9322	Kansas City, MO 64105-1407
800.344.1770
IRA Accounts—To redeem shares in an Artisan Partners Funds IRA account, you may send a letter of instruction or complete the IRA Distribution Request Form. Call 800.344.1770 or visit www.artisanpartners.com for instructions. Some redemptions require Medallion signature guarantees. See “– Medallion Signature Guarantees.” We encourage you to consult your tax advisor regarding the tax consequences and tax reporting requirements of your redemptions prior to redeeming shares in an IRA account. For further instructions, documents or the IRA Disclosure Statement and Custodial Agreement, please call 800.344.1770 or visit www.artisanpartners.com.
By Telephone
You automatically have the telephone redemption option unless you decline it on your account application. If you decline this option, but would like to add it at a later date, call 800.344.1770 or visit www.artisanpartners.com for a shareholder account options form if you hold Investor Shares or Advisor Shares. To authorize telephone redemption on an existing Institutional Shares account, call us at 866.773.7233 to obtain a telephone redemption authorization form. That form must be signed by a person authorized to act on behalf of the registered owner of an account and may require a form of signature validation.
To redeem Investor Shares or Advisor Shares by telephone, call the Fund’s transfer agent at 800.344.1770. To redeem Institutional Shares by telephone, call the Fund’s transfer agent at 866.773.7233. If you redeem shares by telephone, any amount of shares may be redeemed if a bank account was designated on your account application, or updated on a shareholder account options form after your account was opened, to receive the proceeds by wire transfer or EFT. If you have not designated a bank account to receive the proceeds by wire or EFT, telephone redemptions will be limited to $100,000 each and will be sent by check to your mailing address of record. Your bank may charge you a fee for an incoming wire or EFT; Artisan Partners Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.
To reduce the risk of loss from a fraudulent instruction, we will send your redemption proceeds only to the bank account designated in your application or telephone authorization form or letter signed by an authorized person and with a Medallion signature guarantee. See “– Medallion Signature Guarantees.”  A request to change your existing US bank account must be submitted in writing or on a shareholder account options form and may require a form of signature validation.
The Fund and its transfer agent will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone, if we follow reasonable procedures designed to identify the caller. We may record a call, request identifying information or send written confirmation of telephone transactions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. We recommend that you take precautions to keep confidential your account information, including your account number and tax identification number.
During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

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Systematic Withdrawals
This service lets you withdraw a set amount from your account in Investor Shares or Advisor Shares of the Fund at regular intervals. To be eligible for systematic withdrawal, you must have at least $5,000 in your Artisan Partners Fund account and must withdraw at least $50 per transaction.
If you would like to add this option, please call us at 800.344.1770 or visit www.artisanpartners.com for a shareholder account options form. You must use the IRA Distribution Request Form to request systematic withdrawals from your IRA account.
If you select the systematic withdrawal option, you may choose to have the Fund send payment: (i) by mail to the address of record; (ii) by EFT to a pre-authorized US bank account; or (iii) to your pre-authorized US bank account by wire transfer. In order to receive funds by EFT or wire transfer, you must identify your US bank account on your application, or if you are changing your US bank account or adding this feature after your account is open, on a shareholder account options form. Your request to change your US bank account or add options must be submitted in writing and may require a form of signature validation. Your bank may charge you a fee for the incoming wire or EFT; Artisan Partners Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.
Redemptions—General Information
Normally, payment of redemption proceeds is made as soon as practicable and typically within two business days after receipt and acceptance of your redemption request. Redemption proceeds may be withheld or delayed as required or permitted by applicable law, but must be made no later than seven days after receipt of your redemption request.
Subject to applicable law, the Fund may reject your redemption request if:
■
the identification information you provided in your account application cannot be verified;
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your identification information matches information on a government list of suspicious persons; or
■
the Fund believes that you may be involved in suspicious activity.
Further documentation may be requested to evidence the authority of the person or entity making a written redemption request. Please call 800.344.1770 with questions if you hold Investor Shares or Advisor Shares. Please call 866.773.7233 with questions if you hold Institutional Shares.
If you recently have made a purchase by check or EFT, the Fund may withhold redemption proceeds until it is reasonably satisfied that it has received good funds. This confirmation process can take up to 15 days. To reduce such delays, Artisan Partners Funds recommends that your purchase be made by federal funds wire through your financial institution.
You may not change or cancel a redemption request once it has been received in good order.
The Fund cannot accept a redemption request that is post-dated, specifies a particular date for processing, specifies a price for redemption or contains any other special conditions. All redemptions will be processed upon acceptance.
Redemptions may be suspended or payment dates postponed when the NYSE is closed, its trading is restricted or as permitted by the SEC.
The Fund intends to pay all redemptions in cash. During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits may be paid wholly or partly by an in-kind distribution of securities. Redemption payments are typically paid in cash held by the Fund. During periods of significant redemptions or stressed market conditions, the Fund may meet redemption requests by selling securities, borrowing under Artisan Partners Funds’ line of credit, or, in limited circumstances, redeeming certain shareholders through an in-kind distribution consistent with the limitation described above.
The redemption price you receive depends upon the NAV per share of a class of the Fund at the time of redemption. It may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.
Shares in any account you maintain with Artisan Partners Funds may be redeemed to the extent necessary to reimburse Artisan Partners Funds for any loss it sustains that is caused by you (such as losses from uncollected checks or any Fund liability under the backup withholding provisions of the Code relating to your account).
If the Fund sends you a check for a redemption, systematic withdrawal payment or cash distribution that is returned “undeliverable” or remains uncashed for at least six months, the Fund may cancel the check and reinvest the proceeds in your Fund account at the NAV per share on the date of reinvestment and, if applicable, the Fund may (a) cancel your systematic withdrawal payments, honoring redemptions only by request and (b) automatically reinvest your future dividends and capital gains, even if you had elected cash payment. If you hold your investment in an IRA, or other circumstances exist such that reinvesting the proceeds is not in your or the Fund’s best interest, your check will not be cancelled and the Fund may attempt to contact you to obtain further instruction.
Before submitting your redemption request, please call 800.344.1770 if you have any questions about requirements for a redemption and hold Investor Shares or Advisor Shares. If you hold Institutional Shares, please call 866.773.7233.

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Medallion Signature Guarantees
To protect you and the Fund from fraud, the following transaction requests must be submitted in writing and include a medallion signature guarantee for each account owner:
■
If you wish to redeem more than $100,000 where proceeds are requested to be sent by check.
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If you ask that a check, wire transfer or EFT be delivered to an address or bank account not on record.
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If you ask that a check or wire be made payable to someone other than the account owner.
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If you transfer or change the ownership of your account.
■
If you request to redeem shares and your address (for redemptions by check) or bank account (for redemptions by wire transfer or EFT) has been changed within the last 30 calendar days.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a medallion signature guarantee or additional documentation in other instances based on the circumstances of the particular situation.
All medallion signature guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and dollar amount of the transaction. Medallion signature guarantee is a bar-coded signature guarantee and must be executed by an eligible guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act. Member firms of a domestic stock exchange are also considered eligible guarantors. Non bar-coded guarantees or stamps from a Notary Public are not acceptable.
If you are signing on behalf of an entity, you must indicate your capacity beside or beneath your signature (for example, “Jane Doe, as Trustee”). If you are signing in a capacity, further documentation may be required by the guarantor. Prior to signing, inquire what documentation needs to be provided and the maximum transaction amount the guarantee will insure. Request that the guarantor provide a legible bar-coded medallion signature guarantee. A form or transaction request received without a valid STAMP2000 Medallion imprint may be rejected.
If you are redeeming shares through your financial intermediary, you should contact that intermediary to determine whether medallion signature guarantee requirements apply.

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Exchanging Shares
If you meet the minimum investment requirements for opening a new account, and any other eligibility criteria described in this prospectus, you may exchange shares of the Fund for the same class of shares of any other Artisan Partners Fund that is open to new investors or any closed Artisan Partners Fund (if you also meet the requirements described in that Fund's prospectus under “Investing with Artisan Partners Funds – Who is Eligible to Invest in a Closed Fund?” and “Share Class Eligibility”). A fund exchange may be made by following the redemption procedures described under “Redeeming Shares – How to Redeem Shares.”  The Fund will exchange your shares at the respective NAVs per share next calculated after your exchange order is received in good order by the Fund or their authorized agent. An exchange of shares of the Fund for shares of another Fund will be a taxable transaction. See “Distributions & Taxes – Taxes.”
Shareholders may also exchange shares of the Fund for a different class of shares offered by the Fund, provided that the shareholder meets the eligibility requirements, including any investment requirements for opening a new account in shares of the class into which the shareholder seeks to exchange. Such an exchange may be made by following the procedures described under “Redeeming Shares – How to Redeem Shares.”  The Fund will exchange your shares at the respective NAVs per share next calculated after your exchange order is received in good order by the Fund or its authorized agent. For US federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the Fund generally is not expected to be a taxable event, or to result in recognition of a gain or loss by the exchanging shareholder. See “Distributions & Taxes – Taxes.”
Artisan Partners Funds reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

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Shareholder and Account Procedures
Account Option Changes
To further protect the Fund and its shareholders from fraud, some shareholder account changes may require additional signature validation. Please refer to our shareholder account options form for further information or call us at 800.344.1770 if you hold Investor Shares or Advisor Shares, or at 866.773.7233 if you hold Institutional Shares.
Address Changes
You may change the address on your account by:
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sending a written request to the Fund’s transfer agent signed by the registered owner(s) of the account (please note, if you wish to redeem shares within 30 days after a change of address in writing, each owner’s signature must be guaranteed using a STAMP2000 Medallion. See “Redeeming Shares – Medallion Signature Guarantees”),
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calling us at 800.344.1770 if you hold Investor Shares or Advisor Shares, or at 866.773.7233 if you hold Institutional Shares, or
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accessing your account through www.artisanpartners.com/accountaccess.
Artisan Partners Funds will send a written confirmation of the change to both your old and new addresses. Artisan Partners Funds will change your address in response to a US Postal Service notification, but will attempt to contact you at the new address so that you can confirm the address change.
If your address is changed in response to a US Postal Service notification, in writing without proper signature validation, by phone or through www.artisanpartners.com, we will not honor any redemption request for the following 30 days, unless that redemption is in writing with a Medallion signature guarantee. See “Redeeming Shares – Medallion Signature Guarantees.”  The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon address changes if we follow reasonable procedures to verify the identity of the caller or website user.
If a piece of mail that we send to you is returned as undeliverable, we will attempt to resend the mail two more times. If it remains undeliverable after those three attempts, we will discontinue all mail to your mailing address of record until you notify us of a new address by one of the previously stated methods.
Statements and Reports
As a Fund shareholder, you will receive:
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Updated prospectuses.
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Confirmation statements.
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Quarterly account statements.
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Annual and semiannual reports with financial statements.
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Privacy statements.
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Year-end tax statements.
Transactions made under certain periodic investment and withdrawal programs (including dividend reinvestment plans) will be confirmed on quarterly account statements. We suggest you keep each of your quarterly and year-end account and tax statements with your other important financial papers. You may need them for tax purposes.
If you need copies of statements and hold Investor Shares or Advisor Shares, call 800.344.1770 or visit www.artisanpartners.com. If you need copies of statements and hold Institutional Shares, call 866.773.7233. Copies of this year’s or last year’s statements are free of charge; for earlier years, there is a per statement processing fee (currently $10) for each year for which statements (account or tax) are requested. If more than one member of a household has an account with the Fund, we reduce the number of duplicate annual and semiannual reports your household receives by sending only one copy of each to the address shared by those accounts. If you hold more than one account in the Fund, we will only send one summary prospectus for the Fund, but your household may receive more than one copy if two or more members of your household hold accounts in the Fund. Call us at 800.344.1770 to request individual copies of these documents. We will begin sending individual copies within 30 days after receiving your request.
E-Delivery of Documents
If you hold your account directly with Artisan Partners Funds, and you prefer to view Fund documents online rather than receiving paper documents, you may enroll in E-Delivery through www.artisanpartners.com/accountaccess. To enroll in E-Delivery, you will need to provide your social security number or employer identification number and a valid email address. All accounts associated with the social security or employer identification number you provide will be enrolled for E-Delivery.
When a Fund document becomes available, you will receive an email containing a link to that document. If the email we send to you is returned as undeliverable, we will attempt to resend the email two more times. If your email remains undelivered after those three attempts, your E-Delivery enrollment will be discontinued and paper copies of Fund documents will be sent to your mailing address on record. There are risks to electronic delivery of Fund documents, including, but not limited to, delay or failure of delivery due to technical difficulties and

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other matters beyond the Fund’s control. Artisan Partners Funds has no liability for the failure or disruption of the E-Delivery service due to circumstances beyond our reasonable control.
Abandoned Property
If your account is deemed “abandoned” or “unclaimed” under state law, Artisan Partners Funds may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may redeem escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were redeemed. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the Fund by mail or telephone or accessing your account through the Fund’s website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The Fund’s transfer agent can be contacted by phone at 800.344.1770 (866.773.7233 for Institutional Shares), by regular mail at Artisan Partners Funds, P.O. Box 219322, Kansas City, MO 64121-9322, or by express, certified or registered mail at Artisan Partners Funds, 430 W. 7th Street, Suite 219322, Kansas City, MO 64105-1407.
Please check your state’s unclaimed or abandoned property website for specific information.

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Other Information
Financial Intermediaries
The Fund may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”), to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. Some authorized agents directly charge their customers transaction fees, brokerage commissions, account fees and/or other fees. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge or brokerage commission imposed by the authorized agent. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in this prospectus. The Fund, Artisan Partners, Artisan Partners Distributors LLC, the Fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents are not responsible for the failure of any authorized agent to carry out its obligations to its customers.
If you attempt to purchase shares of the Fund through an unauthorized intermediary, your purchase request will be rejected. Please contact your financial intermediary or Artisan Partners Funds at 800.344.1770 to find out whether your financial intermediary is eligible to purchase Fund shares and, if so, how purchases, redemptions or exchanges may be made.
Some authorized agents charge a fee to the Fund for accounting and shareholder services that the agent provides to Fund shareholders on the Fund’s behalf. These services may include recordkeeping, transaction processing for shareholders’ accounts and other services. This fee may be based on the number of accounts or may be a percentage of the average value of accounts for which the authorized agent provides services. For Investor Shares or Advisor Shares of the Fund, the Fund pays all or a portion of this fee, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund. Institutional Shares of the Fund do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients.
Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund), and for distribution and marketing services performed with respect to the Fund. This fee is generally based on a flat fee, a fee for each share class available at the authorized agent and/or a percentage of the average value of accounts for which the authorized agent provides services. Such payments for distribution and marketing services are generally made as compensation or reimbursement for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities; (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings; (3) transaction or processing fees; and (4) conferences and events sponsored by the authorized agent. A number of factors may be considered in determining the amount of the payments associated with such services, including that authorized agent’s sales, client assets invested in the Fund and redemption rates, the quality of the authorized agent’s relationship with Artisan Partners, and the nature of the services provided by the authorized agent to its clients. Authorized agents that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. Although neither the Fund nor Artisan Partners pays for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included.
Please contact your authorized agent for details about payments it may receive from the Fund, Artisan Partners or their affiliates.
Artisan Partners Funds reserves the right to waive or reduce the minimum investment requirements as described under “Investing with Artisan Partners Funds – Minimum Investments.”
Anti-Money Laundering Compliance
Artisan Partners Funds is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Partners Funds account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund’s inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 800.344.1770.
After your account is established, the Fund also may take other actions or ask to see other identifying documents to verify your identity. These actions may include checking your identifying information against various databases and requesting identifying documents, such as a business license, for an entity, or a driver’s license or other state identification card, for an individual, to verify your identity. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless

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the Fund is required to “freeze” your account as described below). You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).
If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account.
The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.
Inappropriate Trading
Artisan Partners Funds attempts to identify investors who appear to engage in trading the Fund considers inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity.
The Fund cannot always identify or reasonably detect frequent, short-term or other inappropriate trading. In particular, it may be difficult to identify frequent, short-term or other inappropriate trading in certain omnibus accounts and other accounts traded through financial intermediaries (which may include broker-dealers, retirement plan administrators, insurance company separate accounts, bank trust departments or other financial services organizations), some of which may be authorized agents of the Fund. By their nature, omnibus accounts conceal from the Fund the identity of individual investors and their transactions. Artisan Partners Funds complies fully with applicable federal rules requiring it to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of Fund shares by underlying beneficial owners through financial intermediary accounts will be provided to the Fund upon request, but there can be no guarantee that all frequent, short-term or other trading activity the Fund may consider inappropriate will be detected, even with such agreements in place. If Artisan Partners Funds is unsuccessful in reaching such an agreement with any financial intermediary, Artisan Partners Funds will terminate that financial intermediary’s ability to purchase shares of the Fund for its customers.
Artisan Partners Funds’ board of directors has adopted policies and procedures to address frequent or short-term trading. Artisan Partners Funds attempts to deter frequent or short-term trading through various methods, which include:
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monitoring trading activity as described below;
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exchange limitations as described under “Buying Shares – Telephone Exchange Plan”;
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fair valuation of securities as described under “Investing with Artisan Partners Funds – Share Price”; and
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redemption fees, if applicable
The nature of the efforts undertaken and the resulting action by Artisan Partners Funds depends, among other things, on the type of shareholder account. Trading activity is monitored selectively on a daily basis in an effort to detect frequent, short-term or other inappropriate trading. If Artisan Partners Funds believes that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among Artisan Partners Funds; and/or refuse to open an account. If inappropriate trading is detected in an account registered in the name of a financial intermediary or plan sponsor (as applicable), Artisan Partners Funds may request that the financial intermediary or plan sponsor (as applicable) take action to prevent the particular investor or investors from engaging in that trading.
Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, Artisan Partners Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the inappropriate trading activity to cease. If inappropriate trading activity recurs, Artisan Partners Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.
A financial intermediary through which you may purchase shares of the Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the financial intermediary may require the Fund’s consent or direction to undertake those efforts. In other cases, Artisan Partners Funds may elect to allow the financial intermediary to apply its own policies with respect to inappropriate trading in lieu of seeking to apply Artisan Partners Funds’ policies to shareholders investing in the Fund through such financial intermediary, based upon Artisan Partners Funds’ conclusion that the financial intermediary’s policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the financial intermediary. As a result, a financial intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular financial intermediary may also vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular financial

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intermediary. If you purchase Fund shares through a financial intermediary, you should contact the financial intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.
Artisan Partners Funds expects direct investors in Institutional Shares of the Fund who do not trade through a financial intermediary that trades electronically to engage in relatively few transactions. Artisan Partners Funds considers more excessive transactions (purchase or redemption) in Institutional Shares by such a direct investor inappropriate.
The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which Artisan Partners Funds seeks to discourage certain types of inappropriate trading cannot eliminate the possibility that inappropriate trading activity in the Fund will occur. Trading activity, appropriate or inappropriate, may affect the Fund and other shareholders (see “Risks You Should Consider”).
Portfolio Security Holdings Disclosure
A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Partners Funds may determine for the Fund on Artisan Partners Funds’ website (www.artisanpartners.com). A complete list of portfolio holdings is also included in reports the Fund files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings or discuss one or more portfolio holdings provided that the holdings have been made publicly available on Artisan Partners Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Partners Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on Artisan Partners Funds’ website at www.artisanpartners.com/individual-investors/news-insights/research-data/holdings.html. Further discussion about the Fund’s policies and procedures in connection with the disclosure of portfolio holdings is available in the SAI.
Cost Basis Reporting
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method of average cost (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please see Artisan Partners Funds’ website (www.artisanpartners.com) or call Artisan Partners Funds at 800.344.1770, or consult your financial intermediary, as applicable, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

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Distributions and Taxes
The Fund intends to distribute substantially all of its net income and net realized capital gains to investors at least annually. The Fund’s investment decisions generally are made without regard to tax consequences to shareholders. As a result, the Fund may be less tax-efficient than other mutual funds that take tax consequences into account in the investment process. The “Fund Summary” section of this prospectus will include information on the Fund’s after-tax returns, when available.
Distribution Options
When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may submit a written request to the Fund’s transfer agent, call us at 800.344.1770 or visit www.artisanpartners.com if you hold Investor Shares or Advisor Shares. Please call 866.773.7233 if you hold Institutional Shares.
The Fund offers the following options, which you may select on your application:
Reinvestment Option—Your income dividends and capital gain distributions will be reinvested in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your distributions.
Income-Only Option—We will automatically reinvest your capital gain distributions, but send income dividends to you by check or to your predesignated US bank account by EFT.
Capital Gains-Only Option—We will automatically reinvest your income dividends, but send capital gain distributions to you by check or to your predesignated US bank account by EFT.
Cash Option—We will send all distributions to you by check or to your predesignated US bank account by EFT.
In IRA accounts, all distributions are automatically reinvested because payments in cash likely would be subject to income tax and penalties. After you are 59 ½, you may request payment of distributions in cash. Distributions paid in cash, even after you are 59 ½, likely will be subject to income tax.
Artisan Partners Funds does not pay dividends or distributions by Federal Reserve wire transfer.
When you reinvest, the reinvestment price is the Fund’s NAV per share of a class of the Fund at the close of business on the reinvestment date.
Distribution checks usually will begin to be mailed promptly after the payment date.
Taxes
The following discussion is a summary of some important US federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. For example, if your investment is held through a tax-advantaged account such as an employee benefit plan or if you are a foreign person (defined below), other results may be obtained and other considerations may apply. Please consult your tax advisor about US federal, state, local or foreign tax laws applicable to you.
When you sign your account application, you are asked to furnish your Social Security or taxpayer identification number and certify that your Social Security or taxpayer identification number is correct, that you are a US person and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (IRS). If you fail to comply with this procedure, the Fund is required to withhold a percentage of your taxable dividends, distributions and proceeds from redemptions.
The Fund intends to elect and intends to qualify each year to be treated as a “regulated investment company.”  A regulated investment company is not subject to US federal income taxes at the fund level on income and gains that are distributed to shareholders in a timely manner.
Taxes on Redemptions—When you redeem shares in the Fund, you will generally recognize a capital gain or loss if there is a difference between the basis of your shares (typically, their cost) and the price you receive when you redeem them. Capital gain or loss realized from a redemption of shares held for more than one year will generally be treated as long-term capital gain or loss. Otherwise, the gain or loss will generally be treated as short-term capital gain or loss.
Whenever you redeem shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. Shareholders holding shares in taxable accounts also may receive a year-end statement early in the following year. This will allow you or your tax preparer to determine the tax consequences of each redemption. (See also “Other Information – Cost Basis Reporting” above.) However, be sure to keep your regular account statements and tax forms; that information will be essential in verifying the amount of your capital gains or losses.
Taxes on Exchanges of Fund Shares—An exchange of shares of the Fund for shares of another Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for US federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares. For US federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the Fund generally is not expected to be a taxable event or to result in recognition of a gain or loss by the exchanging shareholder.

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Taxes on Distributions—Distributions are generally subject to US federal income tax, and may be subject to state or local taxes. If you are a US citizen residing outside the United States, your distributions also may be taxed by the country in which you reside.
Your distributions are generally taxable in the year they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January of the following year are taxable as if you received them on December 31 of the year in which they were declared.
For US federal income tax purposes, the Fund’s income and short-term capital gain distributions are generally taxed as ordinary income, whether paid in cash or in additional shares, except to the extent such distributions are attributable to “qualified dividend income,” as described below.
Long-term capital gain distributions properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in net capital gains and taxed to individuals at reduced rates. Whether gains realized by the Fund are long-term or short-term depends on the length of time that the Fund held the asset it sold.
Net capital gains rates apply to distributions received by noncorporate shareholders that are attributable to “qualified dividend income,” provided certain holding period and other requirements are satisfied. The amount of Fund dividends eligible to be taxed as qualified dividend income at the reduced rate generally is not permitted to exceed the amount of the aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Distributions from REITs generally do not qualify as qualified dividend income.
A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
A portion of the Fund’s dividends also may be eligible for the dividends-received deduction generally available to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from US corporations.
The Fund’s income or proceeds from investments in foreign securities may be subject to foreign withholding or other taxes, which, where applicable, will reduce the return on those securities. If more than 50% of the value of the Fund’s total assets at the end of its taxable year is invested in foreign securities, the Fund will be eligible to elect to permit shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund. The Fund may choose not to make such an election, even if it is eligible to do so.
Early in each calendar year, the Fund will send you and the IRS a Form 1099 showing the amount and character of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Certain shareholders may receive an annual statement and not a Form 1099.
The Fund’s distributions are generally subject to tax as described herein even if such distributions are paid from income or gains earned by the Fund prior to a shareholder’s investment and thus were included in the price paid for the shares. As a result, if you invest in the Fund shortly before it makes a distribution, the distribution will be taxable even though it may economically represent a return of your investment.
Artisan Partners Funds generally publishes estimates of its distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change.
Taxation of Certain Investments—Certain of the Fund’s investment practices, including transactions in respect of foreign currencies, investments in certain debt obligations and derivatives can affect the amount, timing and character of distributions to shareholders, and may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, the Fund could be required at times to dispose of investments, including when it is not otherwise advantageous to do so, in order to satisfy distribution requirements for treatment as a regulated investment company. Such dispositions could increase the amount of short-term capital gain distributions (taxed at ordinary income rates) and capital gain dividends made to shareholders.
Tax rules are not entirely clear about certain issues relating to debt obligations that are in the lowest rating categories; the Fund will need to address these issues as they arise in order to seek to ensure that it continues to qualify as a regulated investment company.
Non-US Investors—Distributions by the Fund to shareholders that are not “United States persons” within the meaning of the Code (“foreign persons”) properly reported by the Fund as (i) capital gain dividends, (ii) “interest-related dividends” (i.e., dividends attributable to US-source interest income that, in general, would not be subject to US federal income tax if earned directly by an individual foreign person) and (iii) “short-term capital gain dividends” (i.e., dividends attributable to net short-term capital gains in excess of net long-term capital losses) generally are not subject to withholding of US federal income tax. Distributions by the Fund to foreign persons other than capital gain dividends, interest-related dividends, and short-term capital gain dividends generally are subject to withholding of US federal income tax at a rate of 30% (or lower applicable treaty rate). Foreign persons should refer to the SAI for further information and should consult their tax advisors as to the tax consequences to them of owning Fund shares.

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Financial Highlights
The financial highlights for the Fund are not presented because the Fund had not begun investment operations prior to the date of this prospectus.

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For more detail on the Fund, you may request the SAI, which is incorporated in this prospectus by reference. For purposes of any electronic version of this prospectus, the universal resource locators (URLs) referenced in this prospectus are not intended to incorporate the contents of any website referenced into this prospectus.
You can find more information about the Fund’s investments in its annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.
To view or print the SAI, the annual and semiannual reports to shareholders and other information about Artisan Partners Funds, visit www.artisanpartners.com or http://connect.rightprospectus.com/Artisan. Call 800.344.1770 to receive a free copy of those documents or if you have a question or would like to receive other information about Artisan Partners Funds.
HTML and text-only versions of the Fund’s documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at www.sec.gov. Copies may also be obtained, after mailing the appropriate duplicating fee, by e-mail request at publicinfo@sec.gov.
811-8932

The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the US Securities and Exchange Commission is effective. This Statement of Additional Information, which is not a prospectus, is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted.

Subject to completion, dated 22 February 2022

2022
[__________ 2022
Statement of
Additional Information
Artisan Partners Funds
Share Class
	Investor	Advisor	Institutional
Artisan International Explorer Fund	[_____]	[_____]	[_____]

Statement of Additional Information

Artisan International Explorer Fund (the “Fund”) is a series of Artisan Partners Funds, Inc. (“Artisan Partners Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated [________ 2022] and any supplement to the prospectus. Because the Fund was not offered prior to the date of this SAI, the financial statements for the Fund are not included in this SAI. A copy of the Fund's prospectus and the annual and semiannual reports to shareholders, when available, can be obtained without charge by calling 800.344.1770, by writing to Artisan Partners Funds, P.O. Box 219322, Kansas City, MO 64121-9322, or by accessing Artisan Partners Funds’ website at www.artisanpartners.com.

Table of Contents

Statement of Additional Information—Artisan Partners Funds

Information about the Fund and Artisan Partners
The Fund is a series of Artisan Partners Funds. Artisan Partners Limited Partnership (“Artisan Partners”) provides investment advisory services to the Fund.
The discussion below supplements the description in the prospectus of the Fund’s investment objective, policies and restrictions.
Investment Objective and Policies
The investment objective of the Fund is non-fundamental and may be changed by the board of directors without shareholder approval. However, investors in the Fund will receive at least 30 days’ prior written notice of implementation of any change in the Fund’s investment objective.
Investment Techniques and Risks
Foreign Securities
The Fund can invest in securities of non-US companies, including from emerging and less developed markets. For the purposes of testing compliance with the Fund’s investment restrictions related to investing in non-US companies, Artisan Partners generally considers an issuer to be from a particular country as designated by Artisan Partners’ securities information vendors, which may change from time to time. However, the investment team, in its own judgment, may consider an issuer to be from a country other than the country designated by the securities information vendors. Therefore, classifications may differ by Fund and investment team. In determining the country designations of issuers, the investment team and/or Artisan Partners’ vendors may use a range of criteria, including the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations, the location of the issuer’s headquarters or other criteria, such as the source of a company’s revenues. Over time, country designations may change. As a result of this classification, the Fund may hold securities of issuers classified as US, but which are organized outside the US or, vice versa, the Fund may hold securities of issuers classified as non-US, but which are organized in the US and/or trade in the US. In addition, the country and regional classifications shown in the Fund's shareholder reports, financial statements and other reports may differ from the classifications used for purposes of testing compliance with the Fund’s investment restrictions.
Securities of non-US companies include American Depositary Receipts (“ADRs”), New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Fund may invest in sponsored or unsponsored ADRs, EDRs, CDRs, GDRs or other forms of depositary receipts, certain of which may include voting rights with respect to the underlying foreign shares, and certain of which may not.
With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies (including, among others, participation certificates and depositary receipts), the Fund’s investment performance is affected by the strength or weakness of the US dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Managing Investment Exposure.”)
Investors should understand and consider carefully the risks involved in foreign investing, including the risks of transacting on foreign exchanges or with foreign clearinghouses. Investing in foreign securities (including through positions denominated in foreign currencies or dollar-denominated securities or other instruments that expose the Fund to foreign securities or currencies) and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in US securities. These considerations include fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the US; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing, financial reporting and disclosure standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the US; possible imposition of foreign taxes; and sometimes less advantageous or uncertain legal, operational and financial protections applicable to foreign sub-custodial arrangements and investments through complex structures that may lack transparency.
There is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments. For example, continuing uncertainty as to the status of the Euro and the European Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created volatility in currency and financial markets. The United Kingdom approved a referendum to withdraw from the EU (commonly referred to as “Brexit”) in June 2016. In March 2017, the British government formally notified the EU of the country’s intention to withdraw from the EU. The withdrawal agreement between the

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United Kingdom and the EU took effect on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. On January 1, 2021, the EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the United Kingdom and the EU, provisionally went into effect. The United Kingdom's Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. The United Kingdom’s departure from the EU may result in a sustained period of market uncertainty, as new trade and other agreements between the United Kingdom and the EU take effect. The United Kingdom’s departure from the EU may also destabilize some or all of the other EU member countries and/or the Eurozone. These developments could result in losses to the Fund, as there may be negative effects on the value of the Fund’s investments and/or on the Fund’s ability to enter into certain transactions or value certain investments, and these developments may make it more difficult for the Fund to exit certain investments at an advantageous time or price. As a further example, certain investments by the Fund that involve a business connected with or related to national security (including, without limitation, critical technology, critical infrastructure, or sensitive data) may be subject to review and approval by the Committee on Foreign Investment in the United States (“CFIUS”) and/or non-US national security/investment clearance regulators. In the event that CFIUS or another regulator reviews one or more of the Fund's proposed or existing investments, it is possible that CFIUS or another regulator will seek to directly or indirectly impose limitations on or prohibit one or more of the Fund's investments or unwind a transaction. Such limitations or restrictions may prevent the Fund from pursuing certain investments, cause delays with respect to consummating such investments, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Where the Fund is required to unwind a transaction, in addition to incurring additional legal, administrative, and other costs, the Fund may have to dispose of the investment at a price that is less than it would have received had the Fund exited at a different time or under different circumstances. Any of these outcomes could adversely affect the Fund's performance.
Income, gains and proceeds from non-US securities held by the Fund could be reduced by taxes withheld from that income, gains and proceeds, or other taxes that may be imposed by the countries in which the Fund invests. The net asset value (“NAV”) of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.
Emerging, Less Developed and Developing Markets. The Fund may invest in securities of companies in emerging, less developed and developing markets, including companies domiciled in frontier markets. Artisan Partners considers emerging and less developed markets (“emerging markets”) to be those markets in any country other than Canada, Luxembourg, the US and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). “Frontier markets” are a subset of emerging and less developed markets that, generally, have smaller economies and less mature capital markets.
Investments in emerging and developing markets’ securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging and developing markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging and developing markets’ securities typically are higher than costs associated with transactions in US securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.
Investing in emerging and developing market countries involves substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; and currency blockages or transfer restrictions. In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. In addition, securities markets of emerging and developing market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the US and other developed nations. The limited size of many securities markets in emerging and developing market countries and limited trading volume in issuers compared to the volume in US securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging and developing market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Such risks may be greater in frontier markets. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging and developing market countries than in developed countries, all of which can increase fund operating expenses and/or create a drag on fund performance.
Emerging and developing market countries may have different clearance and settlement procedures than in the US, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging and developing market countries, which may result in additional costs and delays in trading and settlement. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary or counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
The Fund may invest in some emerging and developing markets through trading structures or protocols that subject them to the risks described above (such as risks associated with illiquidity, custodying assets, different settlement and clearance procedures, asserting legal title

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under a developing legal and regulatory regime and other risks) to a greater degree than in developed markets or even in other emerging and developing markets. For example, some of the markets in which the Fund may invest do not provide for settlement on a delivery versus payment basis and the risk in relation to such settlements are borne by the Fund.
Certain foreign markets (including certain emerging and developing markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.
Many emerging and developing markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging and developing market countries. In an attempt to control inflation, certain emerging and developing market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through economic policies.
Governments of many emerging and developing market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging and developing markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging and developing market countries and could adversely affect Fund assets should any of those conditions recur. In addition, high levels of national debt tend to make emerging and developing markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
China-Related Investments. The Fund may invest in certain eligible Chinese securities (“China A Shares”) listed and traded on the Shanghai Stock Exchange (“SSE”) and Shenzhen Stock Exchange through stock connect programs (each, a “Stock Connect”). The Stock Connects are securities trading and clearing programs for the establishment of mutual market access between markets. The Stock Connects are subject to regulations promulgated by regulatory authorities for each market and further regulations or restrictions, such as trading suspensions, may adversely affect the Stock Connects and the value of the China A Shares held by the Fund. There is no guarantee that the systems required to operate a Stock Connect will function properly or that exchanges will continue to support Stock Connects in the future. While the Stock Connects may not currently be subject to individual investment quotas, daily and aggregate investment quotas generally apply to all participants on Stock Connects on a “net buy” basis, which may restrict or preclude the Fund’s ability to invest in securities traded through the Stock Connects on a timely basis or at all on any given day. In addition, such securities generally may not be sold, purchased or otherwise transferred other than through the applicable Stock Connect in accordance with the program’s rules, which may further subject the Fund to liquidity risk with respect to China A Shares. The Fund may be restricted in its ability to dispose of its China A Shares purchased through Stock Connect in a timely manner. As an example, the Stock Connects are generally available only on business days when both markets are open. When either market is closed, the Fund will not be able to trade securities on that Stock Connect at a time that may otherwise be beneficial to trade. Because of the way in which China A Shares are held in a Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Stock Connect becomes insolvent. The limitations and risks described above with respect to the Stock Connects are specific to those programs; however, these and other risks may exist to varying degrees in connection with the Fund's investments through other trading structures, protocols and platforms in other emerging and developing markets.
In addition to investing through a Stock Connect, the Fund may also invest in China A Shares through a Qualified Foreign Investor (“QFI”) arrangement. Artisan Partners has applied for and received a QFI license from the China Securities Regulatory Commission. Artisan Partners is permitted to invest directly in China A Shares denominated in Chinese renminbi or other currencies, on behalf of clients whose portfolios Artisan Partners manages, including the Fund. Under Chinese law, Artisan Partners, as holder of the QFI license, is required to maintain custody of China A Share assets held as part of the QFI license with a local custodian in Artisan Partners’ name for the benefit of the Fund, and the Fund bears the costs of maintaining its sub-account on the books and records of the Chinese custodian. Artisan Partners' ability to invest in China A Shares through a QFI arrangement on behalf of the Fund is subject to the applicable Chinese laws, rules and regulations, including relating to, without limitation, restrictions on investment and repatriation of principal and profits. The investment regulations under which the Fund would invest in the China A Shares market are relatively new. In addition, the application and interpretation of these regulations is often unclear and there is no certainty as to how they will be applied.
To the extent the Fund invests in securities of Chinese issuers, it may also be subject to certain risks and considerations not typically associated with investing in securities of US issuers and potentially to a greater extent than investments in certain other non-US issuers, including, among others, more frequent trading suspensions, limits on the use of brokers and on foreign ownership, variable interest entities (“VIEs”) risks (see below), higher dependence on exports and international trade and potential for increased trade tariffs, embargoes and other trade limitations. US or foreign government sanctions or other governments interventions could preclude the Fund from making certain investments in China or result in the Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

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In China, foreign ownership of Chinese companies in certain sectors (including by US persons and entities, inclusive of US mutual funds) is prohibited. In order to facilitate foreign investment, many Chinese companies have established shell companies that enter into contractual arrangements with Chinese VIEs that allow foreign investors, such as the Fund, through the use of contractual arrangements, to both exert a degree of influence and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. Although VIEs are a longstanding industry practice and well known to Chinese officials and regulators, they are not formally recognized under Chinese law. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw their implicit acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted, US investors, including Funds that invest directly or indirectly in VIEs, could suffer substantial, detrimental, and possibly permanent losses with little or no recourse available. In such cases, the Fund’s net asset value and/or returns may be negatively affected. In addition, to the extent that the Fund invests directly or indirectly in VIEs, it only has specific rights provided for in the agreements creating the VIE structure, the ability to influence the activities of the Chinese company are limited and the Chinese company may engage in activities that negatively impact investment value. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience losses if VIE structures are altered or disputes emerge over control of the VIE.
Privatizations. Some governments have been engaged in programs of selling part or all of their interests in government owned or controlled enterprises (“Privatizations”). The Fund may invest in Privatizations. In certain countries, the ability of a US entity such as the Fund to participate in Privatizations may be limited by local law, and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell their interests in companies currently owned or controlled by them or that Privatization programs will be successful.
Foreign Sovereign Debt. The Fund may invest in sovereign debt securities, which are issued or guaranteed by foreign governmental entities. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
Participation Certificates
The Fund may invest in equity-linked securities (called “participation certificates” in this SAI but may be called different names by issuers). In a typical transaction, the Fund would buy a participation certificate from a bank or broker-dealer (“counterparty”) that would entitle the Fund to a return measured by the change in value of an identified underlying security.1 The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into US dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or the Fund exercises the participation certificate and closes its position, the Fund receives a payment that is based upon the then-current value of the underlying security converted into US dollars (less transaction costs).
The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate. Participation certificates are typically privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). Pursuant to Rule 144A under the 1933 Act, participation certificates are eligible for purchase or sale to certain qualified institutional buyers but are not typically traded.
There are additional risks associated with participation certificates. If the Fund invests in a participation certificate, it will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk in this context is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the Fund the amount owed under the participation certificate. The Fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. The Fund typically has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and is therefore typically unable to exercise any rights with respect to the issuer (including, without limitation, voting rights and fraud or bankruptcy claims). There is also no assurance that there will be a secondary trading market for a participation certificate or that the trading price of a participation certificate will equal the value of the underlying security. Participation

1
The Fund may also invest in a participation certificate in which a basket of equity securities serves as the underlying reference security for determining the value of the participation certificate.

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certificates also may have a longer settlement period than the underlying shares and during that time the Fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be broker-dealers or engaged in the business of underwriting as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, the Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act. For the purposes of determining compliance with the Fund’s limitations on investing in certain markets, regions, securities or industries, the Fund looks through the participation certificate to the issuer of the underlying security.
Fixed Income Securities
The Fund may invest in corporate bonds, notes and debentures of long and short maturities and of various credit qualities, including unrated securities. The Fund may invest in a broad range of fixed income securities, including high yield corporate bonds, loans and other corporate fixed income instruments of varying maturities, including fixed-, variable- and floating-rate bonds, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as convertible debt securities and stressed and distressed debt securities, as well as credit default swaps and other derivatives related to, referencing or with similar economic characteristics to corporate fixed income securities. The Fund may invest in fixed income securities across the credit quality spectrum, including high yield fixed income securities (i.e., “junk” bonds) (see “Junk Bond Securities” below). Fixed income securities include a broad array of short-, medium-, and long-term obligations issued by the US or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which a fixed income security matures. This is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity. The rate of interest on fixed income securities may be fixed, floating or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.
Fixed income securities are subject to credit risk, market risk and interest rate risk. Except to the extent values are affected by other factors, such as developments relating to a specific issuer, industry, sector or region, generally the value of a fixed income security can be expected to rise when interest rates decline and, conversely, fall when interest rates rise. Some fixed income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments. The Fund could buy another security, but that other security might pay a lower interest rate. In addition, many fixed income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a call option and redeem the security during times of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may be forced to replace the called security with a lower yielding security.
Changes by nationally recognized securities rating organizations (“NRSROs”) in their ratings of any fixed income security or the issuer of a fixed income security and changes in the actual or perceived ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s NAV.
Because interest rates vary, it is impossible to predict the income, if any, for any particular period for the Fund that invests in fixed income securities. Fluctuations in the value of the Fund’s investments in fixed income securities will cause the NAV of each share class of the Fund to fluctuate also.
Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a portfolio of debt securities with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, the share price of a portfolio of debt securities with an average duration of five years would be expected to rise by about 5%. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.
The Fund may invest in variable- or floating-rate securities, which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of the Fund’s investment in certain of these securities may depend on the Fund’s right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Fund at par or make payment on short notice to the Fund of unpaid principal and/or interest on the securities. These securities are subject to, among others, interest rate risk and credit risk.
The Fund may invest in fixed income securities that are issued by special purpose entities and that directly or indirectly represent an interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as operating contracts and/or intellectual property. Such securities are subject to the risks associated with fixed income securities generally, and may be subject to additional

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risks. The additional risks may include, among others, risks associated with service providers managing the collateral held by the special purpose entity and/or administering the security, the extent and nature of any internal or external credit support, and subordination to other securities issued by the special purpose entity.
Generally, the Fund uses the terms debt security, debt obligation, bond, loan, fixed income security and fixed income instrument interchangeably, and regard them to mean a security or instrument having one or more of the following characteristics: a fixed income security, a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating or variable rate or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The terms debt security, debt obligation, bond, fixed income security and fixed income instrument are interpreted broadly by Artisan Partners as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the terms also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities. As new fixed income instruments are developed, the Fund may invest in those opportunities as well.
Junk Bond Securities. The Fund may invest in securities that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Financial Services LLC, a division of McGraw-Hill Financial, Inc., or Fitch Ratings Inc. or below Baa3 by Moody’s Investors Service, Inc. or comparably rated by another NRSRO or unrated but are determined by Artisan Partners to be of comparable quality, which are often referred to as “junk bonds”). While offering a greater potential opportunity for capital appreciation and higher yields compared to higher-rated fixed income securities, junk bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Junk bonds may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.
Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of the Fund’s fixed income securities. Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund’s NAV.
Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called leveraged buy-out transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.
Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell lower-rated securities when Artisan Partners believes it advisable to do so or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV. In order to enforce its rights in the event of a default under lower-rated securities, the Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s NAV. The Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”) may limit the extent to which the Fund may exercise its rights by taking possession of such assets.
Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

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Lower-rated securities may be subject to certain risks not typically associated with investment grade securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.
Unrated Securities. The Fund may purchase unrated securities (which are not rated by a rating agency) if Artisan Partners determines that the securities are of comparable quality to rated securities that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that Artisan Partners may not accurately evaluate the security’s comparative creditworthiness. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities.
Stressed and Distressed Instruments. The Fund may also invest in securities or other instruments of stressed or distressed issuers, including issuers that have not made previously agreed upon interest and/or principal repayments (i.e., “non-performing obligations”). Stressed or distressed debt securities may be issued by companies involved in reorganizations, financial restructurings or bankruptcy or otherwise experiencing, or likely to experience, financial difficulty. The Fund’s investment in stressed or distressed debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, the Fund, in effect, steps into the shoes of the lender. Stressed or distressed debt purchased by the Fund may be in the form of loans, notes or bonds. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.
Investments in the securities of financially stressed or distressed issuers involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, certain non-performing obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Fund’s judgments about the credit quality of a financially stressed or distressed issuer and the relative value of its securities may prove to be wrong.
Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The US Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the accruals as part of a semiannual coupon. Inflation-indexed securities issued by the US Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The US Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

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While these securities may provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of US inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the US Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Real Estate Investment Trusts (“REITs”)
The Fund may invest in REITs. REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.
The Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, interest rate risk, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for favorable tax treatment under the Code or its failure to maintain exemption from registration under the 1940 Act.
Convertible Securities
The Fund may invest in convertible securities. Convertible securities include any corporate debt security or preferred stock that may be converted into, or carries the right to purchase, underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security generally is less than would be the case if the security were a non-convertible obligation.
The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.”  The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.
If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.
A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives.
A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure and, therefore, generally entail less risk than the company’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their

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obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.
Preferred Stock
The Fund may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return, and may be convertible into, or carry the right to purchase, the company’s common stock.
The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries. The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
Because the claim on an issuer’s earnings represented by preferred stocks may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem preferred stocks, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.
Common Stock Warrants and Rights
The Fund may invest in common stock warrants and rights and may acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.
Investment Companies
The Fund may invest in other investment companies, including money market funds, other open-end funds, closed-end funds, private funds and exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Investing in other investment companies, including ETFs, will result in higher fees and expenses for the Fund and its shareholders. As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
Investment companies, including ETFs, generally are subject to the same risks as the underlying securities in which the investment company invests. For example, an ETF that tracks an index will subject the Fund to risks of the specific sector or industry to which the ETF relates. Investment companies that trade on exchanges, including ETFs, also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities in which the investment companies invest and the risk of possible trading halts due to market conditions or for other reasons.
The SEC has adopted Rule 12d1-4 under the 1940 Act. In addition, effective January 19, 2022, the SEC rescinded applicable exemptive orders and withdrew applicable no-action letters. Accordingly, an investment company is no longer able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1). Subject to certain conditions on both the acquired fund and acquiring fund, Rule 12d1-4 provides an exemption to permit the acquiring fund to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1) of the 1940 Act.
Exchange Traded Notes (“ETNs”)
The Fund may also, from time to time, invest in ETNs. An ETN is a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs. An ETN’s return is based on the performance of a market index less fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked less certain fees and expenses. ETNs do not make periodic interest payments, and principal is not protected. An ETN’s ability to track an index may be impeded if components comprising the index are temporarily unavailable, and an ETN that is tied to a specific index may not be able to

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replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in that index. ETNs also incur certain expenses not incurred by their applicable indices. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be hard to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
The market value of an ETN is determined by supply and demand, the current performance of the index and the credit rating of the ETN issuer. The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value.
Investments in any commodities-linked ETNs may be limited by tax considerations, including each of those Fund’s intention to qualify annually as a regulated investment company under the Code. See “Additional Federal Income Tax Information” below.
Managing Investment Exposure
The Fund may (but is not obligated to) use various techniques, such as derivatives, to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of their portfolios. These techniques include buying and selling options, futures contracts or options on futures contracts, forward contracts, swap agreements, or entering into currency exchange contracts.
Artisan Partners may use these techniques for hedging or investment purposes, risk management, portfolio management, duration management or with the purpose or effect of creating investment leverage. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a substantial loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners and participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is possible that, when the Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Fund. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.
Derivatives may be highly volatile and the Fund’s use of derivatives may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
In addition to the risks of an adverse change in the value of the underlying asset, the Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives may be difficult to value and illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by Fund shareholders.
On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of a registered investment company's use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund's derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, would not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Compliance with Rule 18f-4 will not be required until August 2022. As the Fund come into compliance, the Fund's approaches to asset segregation and coverage requirements will be impacted. In addition, Rule 18f-4 could restrict the Fund's abilities to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.
Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a

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specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.
Forward currency transactions may involve currencies of the different countries to which the Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollar or foreign currencies). Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollar or foreign currencies) denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure to a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the US dollar value of certain underlying foreign portfolio positions can be approximately matched by an equivalent US dollar liability.
At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency counterparty obligating it to purchase on the same maturity date the same amount of the currency.
It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
Options on Securities and Indices. The Fund may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities. The Fund may also purchase and write (sell) over-the-counter (“OTC”) put options and call options.
An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) In contrast to exchange-traded options, OTC options are two-party contracts with negotiated exercise prices and expiration dates.
The Fund will write call options and put options only if they are “covered.” Generally, a written call is covered if the Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security subject to the option, or otherwise segregates sufficient cash or other liquid assets to cover the outstanding position. A written call is also covered if the Fund holds a purchased call option on the same security as the underlying security of the written call, where the exercise price of the call used for coverage is equal to or less than the exercise price of the written call. A written put is covered if, at all times during the option period, the Fund maintains, in a segregated account, cash or other liquid assets in an amount equal to at least the exercise price of the written put. Similarly, a written put could be covered by the Fund by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased put is equal to or more than the exercise price of

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the written put or less than the exercise price of the written put if the marked to market difference is maintained by the Fund in cash or other liquid assets which the Fund holds in a segregated account.
If an option written by the Fund expires unexercised, the Fund realizes a gain for tax purposes equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid.
The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.
Risks Associated with OTC Options. OTC options are contracts between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, if the Fund purchases an OTC option and the option is exercised, there is a risk that the counterparty will fail to perform, which could result in the loss of any premium paid by the Fund and the loss of any anticipated benefit from the transaction. Under certain circumstances, OTC options also may be considered illiquid and thus subject to the Fund’s restriction on investing in illiquid securities.
Forward Contracts, Futures Contracts and Options on Futures Contracts. The Fund may buy and sell forward contracts or futures contracts. A forward contract or futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. The Fund also may purchase and write call and put options on futures contracts. Options on futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indices and foreign currencies, as previously discussed.
The Fund may use forward contracts, futures contracts and options on futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.
To avoid leveraging and related risks, when the Fund invests in forward contracts or futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held less margin deposits. The market value of a forward contract or futures contract is equal to the gains or losses on the contract, which are marked to market at least daily. Variation margin payments equal to the amount of mark-to-market gains or losses on futures contracts are made to, or from, the account of the holder each day generally through the clearinghouse. Because of the daily marking to market and payment of variation margin of futures contracts, a position begins each day with “zero” market value.
There are risks associated with forward contracts, futures contracts and options on futures contracts including the success of such an investment strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; there may not be a liquid secondary market for a forward contract, futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.
Swap Agreements. The Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial

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measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.
Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease the Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates. The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed income security, a combination of such securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations.
The Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to the Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to the Fund.
A credit default swap on a bond is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty. The Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
The Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When the Fund acts as a seller of credit default swap protection, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer up to the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. The Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If the Fund posts initial

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or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. The Fund may exit its obligations under a credit default swap by terminating the contract and paying applicable breakage fees, novating the contract to a third-party or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the Fund’s use of options.
The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. The Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.
Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV.
Risks Related to a Fund’s Clearing Broker and Central Clearing Counterparty. To the extent it uses swaps or futures contracts, the Fund will be required to deposit margin and other assets with its swaps and futures clearing brokers. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund might not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for the relevant account class. Similarly, all customer funds held at a clearing organization in connection with any futures contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. All customer funds held at a clearing organization with respect to cleared swaps of customers of a clearing broker are also held in an omnibus account, but Commodity Futures Trading Commission (“CFTC”) rules require that the clearing broker notify the clearing organization of the amount of the initial margin provided by the clearing broker to the clearing organization that is attributable to each customer. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. With respect to cleared swaps, a clearing organization generally cannot do so, but may do so if the clearing member does not provide accurate reporting to the clearing organization as to the attribution of margin among its clients. Also, since clearing brokers generally provide to clearing organizations the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer, the Fund is subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund may not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.
CPO Exclusion. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. In order to claim the exclusion, the Fund is limited in its ability to trade certain commodity instruments (such as futures contracts, options on futures contracts, commodity options and certain swaps) other than for bona fide hedging purposes (as defined by the CFTC) or must limit its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts. Accordingly, neither the Fund nor Artisan Partners (with respect to the Fund) are subject to registration or regulation as “commodity pool operators” under the CEA. The Fund's ability to invest in certain financial instruments regulated under the CEA (“commodity interests”) (including, but not limited to, futures and swaps on broad-based securities indices and interest rates) is limited by Artisan Partners’ intention to operate the Fund in a manner that would permit Artisan Partners to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund's total return. In the event that Artisan Partners becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund's expenses may increase, adversely affecting the Fund's total return.

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Liquidity Risks
Liquidity risk is the risk that securities or other investments may be difficult or impossible to sell at the times, in the amounts, or at the prices desired by the Fund. Securities or other investments may be or become illiquid because of the absence of an active trading market or distress in a trading market. The liquidity of an investment can change quickly, particularly under stressed market circumstances. If an investment is or becomes illiquid or less liquid, the Fund may not be able to sell that investment promptly at the value at which it is carried. A Fund that seeks to sell an illiquid or less liquid investment quickly may receive distressed prices or incur higher transaction costs. In addition, lack of liquidity may make it difficult to determine an accurate market value for an investment. Investments are considered illiquid if the Fund does not expect it could sell a reasonably anticipated trade size of the investment within seven calendar days or less without significantly affecting the market value of the investment.
Liquidity risk is heightened when the Fund is required to raise cash quickly. For example, unusually high redemption requests, including redemption requests from large shareholders, large redemptions due to asset allocation changes, or redemptions in stressed market conditions may make it difficult for the Fund to sell investments in sufficient time to allow it to meet redemptions. Even an investment that is not considered “illiquid” may create liquidity risk if the Fund needs to sell the investment on short notice or in stressed market conditions. Redemption requests could cause the Fund to sell illiquid or less liquid investments at reduced priced in order to meet its redemption obligations.
Investments may be illiquid because of, among other factors, the absence of a trading market or distress in a trading market. Such conditions may adversely impact the Fund’s ability to value the investments or dispose of them promptly at the value at which they are carried. Investments in illiquid securities or holding securities that have become illiquid pose risks of potential delays in resale. Limitations on or delays in resale may have an adverse impact on the marketability of portfolio securities, and it may be difficult for the Fund to dispose of illiquid investments promptly or to sell the securities underlying the investments for the value at which they are carried, if at all, or at any price within the desired time frame. In addition, the Fund may receive distressed prices and incur higher transaction costs with respect to illiquid securities.
The Fund have implemented a liquidity risk management program and the board of directors of the Fund appointed the Fund's liquidity committee, consisting of the Fund's officers, as the liquidity risk management program administrator. Under the liquidity risk management program, the liquidity committee is responsible for making liquidity determinations, evaluating any issues that arise in connection with the program and reporting to the board of directors on the effectiveness of the program. In accordance with the program, no Fund will acquire any illiquid investment, as determined by the liquidity committee, if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.
Private Placements and Restricted Securities
The Fund may invest in private placement and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws). Rule 144A permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The potential lack of liquidity for these securities may make it more difficult to accurately value these securities.
Private Investment Vehicles. The Fund may also invest in private investment funds, pools, vehicles, or other structures such as, without limitation, hedge funds, private equity funds or other pooled investment vehicles, which may take the form of corporations, partnerships, trusts, limited partnerships, limited liability companies, or any other form of business organization (collectively, “private funds”), including, to the extent permitted by the 1940 Act and the rules thereunder, those sponsored or advised by Artisan Partners or its related parties. Private funds may utilize leverage without limit and, to the extent the Fund invests in private funds that utilize leverage, the Fund will indirectly be exposed to the risks associated with that leverage and the values of its shares may be more volatile as a result. If a private fund in which a Fund invests is not publicly offered or there is no public market for its shares, the Fund will typically be prohibited by the terms of its investment from selling its shares in the private fund, or may not be able to find a buyer for those shares at an acceptable price. Securities issued by private funds are generally issued in private placements and are restricted securities. An investment in a private fund may be highly volatile and difficult to value. The Fund would bear its pro rata share of the expenses of any private fund in which it invests.
Private Investments in Public Equity. The Fund may invest in private investments in public equity ("PIPEs"), which are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. When investing in PIPEs, the Fund is required to make investment commitments as part of the conditions for entering into these investments. Because investing in PIPEs creates a future obligation for the Fund, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

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Special Purpose Acquisition Companies
The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in US government securities, money market securities or holds cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity's shareholders. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.
Lending of Portfolio Securities
In order to generate incremental revenue, the Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by the Fund are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as "manufactured payments" or "substitute payments"). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and may have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest received on investment of the cash collateral and/or receives a fee from the borrower. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, a participating Fund retains the right to call the loans at any time, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. A participating Fund may also call such loans in order to sell the securities.
Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for Artisan Partners Funds. As securities lending agent, GSAL is responsible for marketing to approved borrowers available securities from each participating Fund’s portfolio. In addition, GSAL is responsible for the administration and management of each participating Fund’s securities lending program, including the preparation and execution of an agreement with each approved borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the approved borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with the Fund’s investment guidelines. GSAL also arranges for the return of loaned securities to a participating Fund at loan termination, and, as applicable, in connection with proxy votes.
GSAL receives as compensation for its services a portion of the amount earned by the Fund for lending securities. Because the Fund had not yet begun investment operations as of the date of this SAI, the Fund did not participate in a securities lending program.
Cash, Money Market Funds and Repurchase Agreements
The Fund typically holds a portion of its available cash at its custodian and invests the remaining available cash in shares of US dollar denominated money market funds, which are a type of investment company, or in repurchase agreements. The term “cash,” as used in the prospectus and this SAI, includes cash and investments in such instruments.
An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. Investments in money market funds are also subject to the risks of investing in other investment companies. See "Investment Companies" in this SAI.
Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors.

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The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, the Fund intends to comply with provisions under the Bankruptcy Code that would allow it immediately to resell such collateral.
When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements
The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund currently does not intend to have commitments to purchase when-issued securities in excess of 10% of its total assets.
The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Fund’s fundamental limitation on borrowing.
At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may give rise to a form of leverage and increase the Fund’s overall investment exposure, resulting in increased volatility of the Fund’s NAV.
Index Securities; Structured Products
The Fund may invest in structured products. The term “structured products” is used to describe a variety of investment instruments that give the holder of the product some investment exposure to a specified asset without actually, or directly, acquiring ownership of that asset. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Structured products include asset securitizations, in which an owner of assets transfers them to a special purpose vehicle (“SPV”), which in turn issues certificates that entitle the holder to certain cash flows derived from the underlying assets. The Fund, as a holder of such certificates, may have the right to receive payments only from the SPV, and generally does not have direct rights against the issuer or the entity that sold the assets to the SPV. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products. Structured products generally entail risks associated with derivative instruments.
Structured notes are derivative debt securities, the interest rate or principal of which is typically determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.
The terms of structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.
Credit-linked Notes. The Fund may invest in credit-linked notes. A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The value of the periodic payments and the principal amount payable upon maturity are tied (positively or negatively) to a reference asset, such as an index, government bond, interest rate or currency exchange rate. The ongoing payments and principal upon maturity typically will increase or decrease depending on increases or decreases in the value of the reference asset. A credit-linked note typically is issued by a

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special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in bonds or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity’s receipt of payments on its underlying investment. If the underlying investment defaults, the periodic payments and principal received by the Fund will be reduced or eliminated. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. Generally, investors in credit-linked notes assume the risk of default by the issuer and the reference entity in return for a potentially higher yield on their investment or access to an investment that they could not otherwise obtain. In the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate is generally less than the Fund’s initial investment and the Fund may lose money.
Commercial Paper
The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the US dollar and a foreign currency or currencies.
US Government Securities
The Fund may invest in US Government Securities. US Government securities are obligations of and, in certain cases, guaranteed by, the US Government, its agencies or instrumentalities. Some US Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the US Department of the Treasury (the “US Treasury”); others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the US Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities. The US Government does not guarantee the NAV of the Fund’s shares.
Short Sales
The Fund may make short sales “against the box.” In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale against the box involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale against the box enables the Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. The Fund currently does not intend to make short sales against the box in excess of 5% of its total assets.
The Fund may also make short sales “not against the box,” which are generally short sales of securities the Fund does not own. Short sales that are not made against the box create opportunities to increase the Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund, in effect, profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in short sales. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when the Fund would not otherwise sell the portfolio securities.
In order to engage in short sales, the Fund must arrange with its custodian or a broker to borrow the security being sold short. The Fund generally must segregate cash or other liquid assets for the benefit of its custodian or broker to secure the Fund’s obligation to replace the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. In addition, the Fund typically pays its custodian or broker fees for lending the security and must also pay the equivalent of the interest or dividends paid by the issuer on the securities borrowed during the time the short position is open. In order to close out its short position, the Fund replaces the security by purchasing the security at the price prevailing at the time of replacement or taking the security the Fund otherwise holds and delivering it to its custodian or broker. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price the security sold short could attain.
Line of Credit
Artisan Partners Funds maintains a line of credit with a syndicate of banks in order to permit borrowing for temporary or emergency purposes, including, without limitation, the funding of redemptions and trade settlement in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. The Fund may also enter into a separate line of credit dedicated to just that Fund or a group of Funds that can be used for temporary purposes or investment. In connection with the Fund’s entering into Artisan Partners Funds’ line of credit, or in connection with a separate, dedicated line of credit for the Fund, as the case may be, the Fund will pay agents fees, up-front fees to the lenders and legal expenses and, if applicable, will be charged its share of commitment fees on the aggregate commitment amount, in each case on a pro rata basis based on its net assets. Any borrowings under that line of credit by the Fund would be subject to restriction (5) under “Investment Restrictions” in this SAI. Borrowings under the line of credit bear interest at a variable rate. Borrowing results in interest expense on the amount borrowed and other fees and expenses for the borrowing Fund which will impact the Fund’s net expenses.

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Operational and Cybersecurity Risks
Artisan Partners Funds, its service providers, including its adviser Artisan Partners, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of Artisan Partners Funds and its service providers to adopt technologies, processes and practices intended to mitigate these risks.
For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber-attack”), whether systems of Artisan Partners Funds, its service providers, counterparties or other market participants. Power or communications outages, acts of God, epidemics and pandemics, information technology equipment malfunctions, operational errors and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of Artisan Partners Funds, its service providers or other market participants, impacting the ability to conduct the Fund’s operations.
Cyber-attacks, disruptions or failures that affect Artisan Partners Funds’ service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or Artisan Partners Funds’ service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV and impede trading). In addition, cyber-attacks, disruptions or failures may cause reputational damage and subject the Fund or Artisan Partners Funds’ service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While Artisan Partners Funds and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Fund and Artisan Partners Funds’ service providers may also incur substantial costs for cybersecurity risk management, including insurance, in order to prevent or mitigate future cyber security incidents, and the Fund and its shareholders could be negatively impacted as a result of such costs.
Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving the Fund’s counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments. Artisan Partners Funds cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.
Inflation Risk
The value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund's investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of shareholders' investments in the Fund. Fund shareholders' expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Coronavirus Outbreak Risks
The global outbreak of the 2019 novel coronavirus and variants thereof (“COVID-19”), together with resulting voluntary and US federal and state and non-US governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it is expected to continue to have, notwithstanding widespread COVID-19 vaccination efforts, ongoing material effects across many, if not all, aspects of the regional, national and global economy. Furthermore, Artisan Partners’ ability to operate effectively, including the ability of its personnel or its service providers and other contractors to function, communicate and travel to the extent necessary to carry out the Fund's investment strategies and objectives and Artisan Partners’ business and to satisfy its obligations to the Fund, their investors, and pursuant to applicable law, may be impaired. To the extent the spread of COVID-19 affects Artisan Partners’ personnel and/or the personnel of its service providers, it could significantly affect Artisan Partners’ ability to oversee the affairs of the Fund (particularly to the extent such impacted personnel include key investment professionals or other members of senior management).
Data Sources Risk
Before making investments on the Fund's behalf, Artisan Partners will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, Artisan Partners evaluates important and

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complex business, financial, tax, accounting and legal issues. Artisan Partners uses a variety of proprietary and non-proprietary tools to evaluate investments. Artisan Partners will rely on the resources reasonably available to it, which in some circumstances, whether or not known to Artisan Partners at the time, may not be sufficient, accurate, complete or reliable. If a data source is incomplete, inaccurate or becomes unavailable or unreliable or the tool has errors, investment decisions may be negatively impacted. Artisan Partners takes reasonable steps to ensure the proprietary and non-proprietary data sources and tools are correct and reliable but is not responsible for errors in such sources and tools.
Regulatory and Compliance Investment Restrictions
Government regulations and restrictions can limit the amount and type of securities that may be purchased or sold by Artisan Partners on behalf of the Fund. When monitoring these requirements, Artisan Partners is generally required to calculate the aggregate ownership of securities across all of its clients' accounts (generally based on investment discretion, voting power or both), including the Fund, to determine whether a limit applies to its investments on behalf of clients. These limits may impact how much of a security can be purchased or held by the Fund in the aggregate. Artisan Partners may take reasonable steps to exceed the limits when able (for example, by receiving approval from the applicable regulator) but is under no obligation to do so. In addition, Artisan Partners has set internal restrictions that typically limit aggregate ownership levels, which will have a similar impact on clients, such as the Fund.
Risks of Expedited Transactions
In the event Artisan Partners undertakes, on behalf of the Fund, investment analyses and decisions on an expedited basis to take advantage of a limited investment opportunity, there are risks that not all circumstances and risks of the investment are known to Artisan Partners that could result in a loss for the Fund.
Portfolio Turnover
Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and the Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position.
Because the Fund had not yet begun investment operations prior to the date of this SAI, the Fund has no portfolio turnover to report for prior fiscal years.
Future turnover rates for the Fund may vary significantly from year to year. A high rate of portfolio turnover results in increased transaction costs, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for US federal income tax purposes. See “Distributions and Taxes” in the prospectus, and “Additional Federal Income Tax Information” in this SAI.
Investment Restrictions
Fundamental Restrictions
Artisan Partners Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of the Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund’s outstanding shares) under which the Fund may not:
(1)
act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;
(2)
purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, including securities of real estate investment trusts, and may purchase securities that are secured by interests in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;
(3)
purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, swap contracts subject to the regulation by the Commodity Futures Trading Commission, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies;
(4)
make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, including, without limitation, (a) purchasing loan participations or otherwise investing in loans or similar obligations, (b) making loans directly to issuers, itself or as part of a lending syndicate, (c) purchasing debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, (d) entering into repurchase agreements and (e) lending its portfolio securities;

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(5)
borrow money except under the following circumstances: (a) the Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (b) the Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (c) the Fund may enter into transactions that are technically borrowings under the Investment Company Act of 1940, as amended, because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (a) above, so long as and to the extent that the Fund earmarks and maintains liquid securities equal in value to its obligations in respect of these transactions;
(6)
invest more than 25% of its total assets (taken at market value at the time of a particular purchase) in the securities of one or more issuers in any particular industry (excluding the US Government or its agencies or instrumentalities);
(7)
issue any class of securities that is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law; or
(8)
with respect to 75% of the Fund’s total assets, purchase securities of an issuer (other than the US Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by US Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value at the time of a particular purchase to be invested in the securities of such issuer; or (b) such purchase would result in more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of such issuer being held by the Fund.
A Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in a Fund will receive written notification at least 30 days prior to any change in that Fund’s investment objective.
For purposes of investment restriction (5) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.
For the purposes of investment restriction (6) above, Artisan Partners generally classifies securities in accordance with the industry classifications of Artisan Partners’ securities information vendors, which may change from time to time. However, each investment team, in its own judgment, may determine that a different classification is more appropriate. Therefore, classifications may differ by Fund and investment team. In determining a security's industry classification, each investment team and/or Artisan Partners’ vendors may use a range of criteria, including using information or classifications of other securities information vendors, the company description and/or other publicly available information. In addition, the industry classifications shown in the Fund’s forthcoming shareholder reports, financial statements and other reports may differ from the classifications used for purposes of testing compliance with a Fund's industry concentration policy.
Non-Fundamental Restrictions
In October 2016, the SEC adopted Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”), which requires open-end funds, such as the Fund, to establish a liquidity risk management program. Effective 1 December 2018, as required by the Liquidity Rule, the Fund implemented a liquidity risk management program and the board of directors of Artisan Partners Funds appointed the Fund’s liquidity committee, consisting of Fund officers, as the liquidity risk management program administrator. Under the liquidity risk management program, the liquidity committee is responsible for making liquidity determinations and evaluating any issues that arise in connection with the program. In accordance with the program, the Fund will not acquire any illiquid investment, as determined by the liquidity committee, if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.
Organization
The Fund is a series of Artisan Partners Funds, Inc., an open-end management investment company that was incorporated under Wisconsin law on 5 January 1995. The Fund is classified as a diversified fund under the 1940 Act .
The Fund consists of three classes of shares: Investor Shares, Advisor Shares and Institutional Shares.
Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of the Fund pay pro rata the costs of management of the Fund’s portfolio, including the management fee. Each class of the Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares of the Fund generally may have a lower expense ratio and correspondingly higher total return than the Investor Shares of the Fund and Institutional Shares of the Fund generally may have a lower expense ratio and correspondingly higher total return than the Investor Shares and Advisor Shares of the Fund.
The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the regulation of investment companies). Artisan Partners Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted

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upon by shareholders. Artisan Partners Funds believes that not holding shareholder meetings except as otherwise required reduces the Fund’s expenses and enhances shareholder returns.
The Fund may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will distribute proxy materials in advance, including information about the proposals to be voted on and instructions on how to vote. You are entitled to one vote, or fraction thereof, for each share of any Fund, or fraction thereof, that you own. With respect to any matter that affects only one or more Funds or classes, only the shares of the affected Funds or classes are entitled to vote. Shareholders not attending these meetings are encouraged to vote by proxy.
The Wisconsin Business Corporation Law permits a registered investment company to hold annual and special meetings of shareholders solely by means of remote communication if the bylaws of the registered investment company authorize its board of directors to hold them remotely, subject to certain limitations. Artisan Partners Funds has adopted the appropriate provision in its bylaws to hold meetings of shareholders solely by means of remote communication, subject to certain conditions, as may be determined by the board of directors in its sole discretion.
All shares participate equally in dividends and other distributions declared by the board of directors with respect to the applicable class of shares, and all shares of a class have pro rata rights to the residual assets of the respective class in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.
Artisan Partners Funds is governed by a board of directors that is responsible for protecting the interests of the Fund's shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with Artisan Partners Funds or Artisan Partners.
Directors and Officers
The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. The chair of the board is an independent director.2 Each director serves an indefinite term until the next meeting of shareholders at which the directors are elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Partners Funds at any meeting of shareholders called for the purpose of removing such director.
The board of directors’ role is one of oversight, rather than active management. This oversight extends to Artisan Partners Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of Artisan Partners Funds. Senior officers of Artisan Partners Funds, including the president, chief financial officer, general counsel, and chief compliance officer, report directly to the full board on a variety of matters at regular meetings of the board of directors. The chief financial officer also reports regularly to Artisan Partners Funds’ audit committee, which is comprised of all of Artisan Partners Funds’ independent directors.
The board’s leadership structure features independent directors serving as board chair and chairs of the audit committee, education committee and governance and nominating committee, each of whom is elected by the board of directors for a three-year term. This structure is reviewed by the board regularly and the board believes it to be appropriate and effective. All independent directors are currently members of the audit, education and governance and nominating committees. Inclusion of independent directors in the audit, education and governance and nominating committees allows all such directors to participate in the full range of the board’s oversight duties, including oversight of risk management processes.
The board of directors elects the officers of Artisan Partners Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.
The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years in any publicly-traded company or any registered investment company are shown below. There are 20 series of Artisan Partners Funds, all of which are overseen by the board of directors and officers of Artisan Partners Funds. As of the date of this SAI, three series of Artisan Partners Funds have been established but have not yet commenced operations. After commencement of operations, each series will also be overseen by the board of directors of Artisan Partners Funds.

2
Directors who are not “interested” as defined by the 1940 Act are deemed to be “independent directors.”

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Name and Age at 1 January 2022	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Directors who are not “interested persons” of Artisan Partners Funds:*
Coleen Downs Dinneen, 61	Director and Chair of the Education Committee	1 Jan 2018	Retired; until 2016, Executive Vice President and General Counsel, Natixis Global Asset Management – US Distribution and Chief Legal Officer and Secretary, Natixis/Loomis Funds	None
Significant executive
experience including past
service as chief legal officer
of investment management
company and responsibility
for mutual fund legal
administration, compliance
and fund administration

Gail L. Hanson, 66	Director and Independent Chair of the Board of Directors	Director since 1 Jan 2012; Independent Chair since 1 Jan 2019
Retired; from February 2011
to April 2018, Chief Financial
Officer, Aurora Health Care
(not for profit health care
provider); from September
2004 to February 2011,
Deputy Executive Director,
State of Wisconsin
Investment Board
Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios)
Significant executive
experience including past
service as chief financial
officer and service as deputy
executive director of a state
investment board; certified
financial analyst and
certified public accountant;
audit committee financial
expert

Bonnie L. Howard, 68	Director and Chair of the Audit Committee	9 Mar 2018
Director, Chair of the Audit
Committee and member of
the Compensation
Committee and Nominating
and Governance Committee
(May 2020 to present), and
Chair of the Risk Oversight
Committee and member of
the Audit Committee
(August 2012 to May 2020),
Assured Guaranty Ltd.;
Director, BMO Financial
Corp and BMO Harris Bank,
N.A. (September 2013 to
April 2018); until December
2011, Chief Auditor and
Global Head of Emerging
Risk, Citigroup, Inc.
Director, Assured Guaranty Ltd (insurance company)
Significant board
experience; significant
executive experience
including past service as
chief auditor of a global
financial services firm;
certified public accountant;
audit committee financial
expert

William J. Kelly, 61	Director	1 Jan 2020	Chief Executive Officer, Chartered Alternative Investment Analyst (CAIA) Association (2014-present)	None	Significant board experience; significant executive experience including past service as chief executive officer of an investment management company; audit committee financial expert
Peter M. Lebovitz, 66	Director and Chair of the Governance and Nominating Committee	1 Jul 2014	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms)	Independent Director and Chair, Emles Trust (investment company) (6 portfolios)	Significant board experience; significant executive experience including past service as chief executive officer of an investment management company; audit committee financial expert

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Name and Age at 1 January 2022	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Peter E. Sundman, 62	Director	1 Jan 2020
Trustee, IES Abroad (since
2012); Trustee, The College
of Wooster (since 2003);
Trustee, Frost Valley YMCA
(since 1998). Formerly, Chief
Executive Officer,
ClearBridge Advisors
(2009-2011); Chairman and
Chief Executive Officer,
Neuberger Funds
(1999-2008); President,
Neuberger Berman
Management (1999-2008)
				None	Significant board experience; significant executive experience including past service as chief executive officer of an investment management company

*
Directors who are not “interested” as defined by the 1940 Act are deemed to be “independent directors”.
Name and Age at 1 January 2022	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Directors who are “interested persons” of Artisan Partners Funds:
Eric R. Colson, 52†	Director	12 Nov 2013
Director, Chief Executive
Officer and Chair of
Artisan Partners Asset
Management Inc.; until
January 2021 President of
Artisan Partners Asset
Management Inc.; Managing
Director and Chief Executive
Officer of Artisan Partners;
until January 2021 President
of Artisan Partners; until
February 2020, President and
Chief Executive Officer of
Artisan Partners Funds
None
Significant executive
experience; continuing
service as Chief Executive
Officer and Managing
Director of Artisan Partners;
continuing service as Chief
Executive Officer and
Director of Artisan Partners
Asset Management Inc.

Gregory K. Ramirez, 51††	Director, President and Chief Executive Officer	Director since 1 Jan 2020; President and Chief Executive Officer since 12 Feb 2020
Managing Director and Vice
President of Artisan Partners;
Executive Vice President of
Artisan Partners Asset
Management Inc.; until
February 2020, Chief
Financial Officer, Vice
President and Treasurer of
Artisan Partners Funds; Chair
and President of
Artisan Partners Distributors
LLC (“Distributors”); prior
thereto, Vice President,
Treasurer and Chief Financial
Officer of Distributors;
Director of Artisan Partners
Global Funds plc; Director
(since October 2016) of
certain private funds
sponsored by
Artisan Partners
None
Significant executive
experience; continuing
service as Managing Director
and Vice President of
Artisan Partners; continuing
service as Executive Vice
President of Artisan Partners
Asset Management Inc. and
continuing service as Chair
and President of Distributors

†
Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

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††
Mr. Ramirez is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director, President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.
Name and Age at 1 January 2022	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Officers of Artisan Partners Funds:
Shannon K. Jagodinski, 44	Chief Financial Officer, Vice President and Treasurer	Chief Financial Officer and Treasurer since 12 Feb 2020; Vice President since 10 Feb 2015	Director (since January 2016) of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager; until February 2020, Assistant Treasurer of Artisan Partners Funds	None
Sarah A. Johnson, 49	General Counsel, Vice President and Secretary	8 Feb 2011
Managing Director, Vice President, Secretary
and General Counsel of Artisan Partners;
Executive Vice President, Chief Legal Officer
and Secretary of Artisan Partners Asset
Management Inc.; Vice President and
Secretary of Distributors
None
Jill M. Demski, 47	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	12 Feb 2020
Chief Compliance Officer of Artisan Partners
Funds since February 2020; Associate
Counsel (since January 2019) and Director of
Compliance of Artisan Partners; Chief
Compliance Officer of Distributors since
October 2019
None
Laura E. Simpson, 46	Vice President and Assistant Secretary	10 Feb 2015	Deputy General Counsel of Artisan Partners; Director (since January 2018) of Artisan Partners Global Funds plc; Director (since July 2020) of certain private funds sponsored by Artisan Partners	None
Timothy K. Weston, 47	Vice President	13 Feb 2019	Associate General Counsel of Artisan Partners	None
Timothy A. Kahn, 38	Vice President	12 Feb 2020	Associate General Counsel (since January 2021) of Artisan Partners; prior thereto, Associate Counsel of Artisan Partners	None
Blake A. Rigel, 51	Assistant Treasurer	9 Feb 2016	Global Tax Director and Tax Counsel of Artisan Partners	None
The business address of the officers and directors affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is: c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.
The board of directors has an audit committee, an education committee and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee. The following table identifies the members of those committees as of the date of this SAI, the number of meetings of each committee held during the fiscal year ended 30 September 2021, and the function of each committee:
Committee	Members of Committee	Number of Meetings	Principal Functions of Committee
Audit Committee	Coleen Downs Dinneen Gail L. Hanson Bonnie L. Howard* William J. Kelly Peter M. Lebovitz Peter E. Sundman	5
The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of
Artisan Partners Funds’ financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of Artisan Partners Funds’ internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors;
receives regular reports from Artisan Partners Funds’ chief compliance officer regarding the operation of Artisan Partners Funds’ compliance program and procedures and related matters; and reviews legal and regulatory matters.

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Committee	Members of Committee	Number of Meetings	Principal Functions of Committee
Education Committee	Coleen Downs Dinneen* Gail L. Hanson Bonnie L. Howard William J. Kelly Peter M. Lebovitz Peter E. Sundman	4	The education committee is responsible for creating and overseeing a program of continuing education for directors.
Governance and Nominating Committee	Coleen Downs Dinneen Gail L. Hanson Bonnie L. Howard William J. Kelly Peter M. Lebovitz* Peter E. Sundman	3
The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors, executive officers of
Artisan Partners Funds, compensation of directors who are not affiliated persons of
Artisan Partners and proposed changes to Artisan Partners Funds’ governing documents, and oversees the process for evaluating the functioning of the board.
Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	Shannon K. Jagodinski Sarah A. Johnson Gregory K. Ramirez Laura E. Simpson Timothy K. Weston	101†
The valuation committee is responsible for determining, in accordance with
Artisan Partners Funds’ valuation procedures, a fair value for any portfolio security for which market quotations are not readily available.

*
Chair of the committee.
†
The number shown represents the number of valuation actions taken by the committee, not the number of times the committee met.
Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Partners Funds at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Partners Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Partners Funds, Artisan Partners or Artisan Partners Distributors LLC (“Distributors”), and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Partners Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Partners Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Partners Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Partners Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. The committee will consider only those shareholder recommendations that follow the procedures outlined above. Recommendations for candidates as directors of Artisan Partners Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file for two years after receipt of the shareholder recommendation. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).
As of the date of this SAI, the compensation paid to the directors of Artisan Partners Funds who are not affiliated persons of Artisan Partners for their services as such is based on an annual fee of $300,000, payable quarterly. In addition, the independent chair of the board of directors receives an additional $100,000 annually, payable quarterly, the chair of the audit committee receives an additional $45,000 annually, payable quarterly and the chair of the education committee and the chair of the governance and nominating committee each receives an additional $30,000 annually, payable quarterly.
Compensation is paid only to directors who are not affiliated persons of Artisan Partners and is allocated among the series of Artisan Partners Funds in accordance with a procedure determined from time to time by the board. Artisan Partners Funds has no retirement or pension plan.

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Artisan Partners Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an affiliated person of Artisan Partners to elect to defer receipt of all or a portion of his or her Compensation (as defined under the Plan) as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Partners Funds on the date that such Compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more series of Artisan Partners Funds as designated by the participating director. At the time of making a deferral election, the director may elect to receive distributions from his or her deferral account in a lump sum or over a period of five years, which distributions must commence, at the latest, within 90 days of when the director ceases to be a member of the board of directors. Any obligation of an Artisan Partners Fund to make distributions under the Plan is a general obligation of that Fund. No Artisan Partners Fund will be liable for any other Artisan Partners Fund’s obligations to make distributions under the Plan.
The following table sets forth the aggregate compensation paid by Artisan Partners Funds and the total compensation paid by the Artisan Partners Funds complex to each director for the fiscal year ended 30 September 2021.
Directors	Aggregate Compensation from Artisan Partners Funds	Pension or Retirement Benefits Accrued as Part of Director Expenses	Estimated Annual Benefits upon Retirement	Aggregate Compensation from the Artisan Partners Funds Complex[1]
Coleen Downs Dinneen[2]	$316,250	$0	$0	$316,250
Gail L. Hanson[3]	$371,250	$0	$0	$371,250
Bonnie L. Howard[4]	$331,250	$0	$0	$331,250
Willian J. Kelly[5]	$286,250	$0	$0	$286,250
Peter M. Lebovitz	$316,250	$0	$0	$316,250
Patrick S. Pittard[6]	$68,750	$0	$0	$68,750
Peter E. Sundman	$286,250	$0	$0	$286,250
Eric R. Colson[7]	$0	$0	$0	$0
Gregory K. Ramirez[7]	$0	$0	$0	$0
Total Director Compensation	$1,976,250	$0	$0	$1,976,250
1
As of 30 September 2021, the Fund Complex consisted of Artisan Partners Funds, which offered 17 separate series.
2
This amount includes compensation deferred at the election of Ms. Dinneen under Artisan Partners Funds’ deferred compensation plan. As of 30 September 2021, the value of Ms. Dinneen’s deferred compensation account was $782,917.
3
This amount includes compensation deferred at the election of Ms. Hanson under Artisan Partners Funds’ deferred compensation plan. As of 30 September 2021, the value of Ms. Hanson’s deferred compensation account was $2,630,548.
4
This amount includes compensation deferred at the election of Ms. Howard under Artisan Partners Funds’ deferred compensation plan. As of 30 September 2021, the value of Ms. Howard’s deferred compensation account was $1,503,088.
5
This amount includes compensation deferred at the election of Mr. Kelly under Artisan Partners Funds’ deferred compensation plan. As of 30 September 2021, the value of Mr. Kelly’s deferred compensation account was $196,052.
6
Mr. Pittard retired as a director effective 31 December 2020.
7
Mr. Colson and Mr. Ramirez are interested persons of Artisan Partners Funds and do not receive any compensation from Artisan Partners Funds for their service as directors.
The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, no officer or director of Artisan Partners Funds owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) shares of the Fund as of the date of this SAI.
The following table illustrates the dollar range of shares of all Artisan Partners Funds, except Artisan International Explorer Fund, owned “beneficially” (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) by each director as of 31 January 2022. The table includes, as applicable, securities in which each director holds an economic interest through their deferred compensation plan. The dollar range for the securities represented in the table was determined using the NAV of a share of each Artisan Partners Fund as of the close of business on 31 January 2022.
	Directors who are not interested persons of Artisan Partners Funds						Directors who are “interested persons” of Artisan Partners Funds
	Coleen Downs Dinneen	Gail L. Hanson	Bonnie L. Howard	William J. Kelly	Peter M. Lebovitz	Peter E. Sundman	Eric R. Colson	Gregory K. Ramirez
Aggregate Artisan Partners Funds Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
No independent director of Artisan Partners Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

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Portfolio Managers
Beini Zhou, CFA and Anand Vasagiri are co-portfolio managers for Artisan International Explorer Fund. The portfolio managers have responsibility for the day-to-day management of accounts other than the Fund, which may include separate accounts offered by Artisan Partners, other series of Artisan Partners Funds and unregistered funds. The portfolio managers may provide services to other accounts that are managed in investment strategies that differ from that of the Fund. Fees earned by Artisan Partners may vary among these accounts and the portfolio managers may personally invest in some but not all of those accounts. Information regarding those other accounts is set forth in the table below.
Number of Other Accounts Managed and Assets by Account Type as of [ 2022]
Portfolio Manager	Registered Investment Companies (other than the Fund)	Other Pooled Investment Vehicles	Other Accounts
Beini Zhou	Accounts: [0]	Accounts: [0]	Accounts: [0]
	Assets: [$0]	Assets: [$0]	Assets: [$0]
Anand Vasagiri	Accounts: [0]	Accounts: [0]	Accounts: [0]
	Assets: [$0]	Assets: [$0]	Assets: [$0]
As of [ 2022], Artisan Partners received a performance-based fee for its management of the accounts in the table below. These accounts are also reflected in the table above.
Number of Accounts and Total Assets For Which a Performance-based Fee is Received
Portfolio Manager	Registered Investment Companies (other than the Fund)	Other Pooled Investment Vehicles	Other Accounts
Beini Zhou	Accounts: [0]	Accounts: [0]	Accounts: [0]
	Assets: [$0]	Assets: [$0]	Assets: [$0]
Anand Vasagiri	Accounts: [0]	Accounts: [0]	Accounts: [0]
	Assets: [$0]	Assets: [$0]	Assets: [$0]
Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategies, including the Fund. Artisan Partners also provides certain cash-based awards to its investment professionals (referred to by Artisan Partners as franchise capital awards) that, prior to vesting, Artisan Partners will generally invest such award amounts in one or more of the investment strategies managed by the investment professional (including by investing the Fund). Portfolio managers may also receive a portion of the performance fee revenues or allocations from private funds sponsored by Artisan Partners. Performance fee accounts (including private funds) are managed by the portfolio manager of the Fund using strategies not offered in any Fund. Allocations to and weightings in these accounts will differ from allocations to and weightings in the Fund because they use different strategies. An investment strategy with a higher risk tolerance may substantially outperform or underperform an investment strategy with a lower risk tolerance even when managed by the same portfolio managers in a similar strategy. See “Potential Conflicts of Interest – Side-by-Side Management and Allocation and Aggregation of Portfolio Transactions among Clients.”  Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates.
Because the Fund had not yet publicly offered any shares for sale prior to the date of this SAI, the portfolio managers of the Fund did not own any shares of the Fund prior to the date of this SAI.
Potential Conflicts of Interest
There are a number of ways in which the interests of Artisan Partners, the Fund's portfolio managers and other personnel of Artisan Partners might conflict with the interests of the Fund and its shareholders, including:
Sharing of Personnel, Services, Research and Advice among Clients. Because all client accounts within each strategy, including the Fund's accounts, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams with respect to a given strategy benefit all clients. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners Funds and other client accounts. Although at certain times these employees, and other Artisan Partners employees and senior management, devote a significant amount of time to servicing other client accounts, in general, Artisan Partners performs significant duties for Artisan Partners Funds that it does not perform for other clients. As a result, there are several employees who devote all or substantially all of their time to Artisan Partners Funds and there are times when significant portions of the time of senior management is devoted to Artisan Partners Funds.
Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts,

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Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts. However, under certain circumstances, Artisan Partners does accept accounts subject to certain limitations on specific types of investments or transactions (for example, derivatives or short selling) or certain markets (for example, India), which can result in such accounts having different exposures and/or having a different risk profile compared to other accounts in the strategy, including the Fund.
Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Fund in that strategy, will invest in a security issued by a company, or an affiliate of a company, that is also a client of or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy can invest in a security issued by a company, a director or officer of which is also a director of Artisan Partners Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable purchase or sale in a public securities transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the issuer or security that would be the subject of that transaction.
With prior written approval, Artisan Partners will allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not generally permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Fund if the staff member were not a director.
Management Services Provided to or Business Relationships with Artisan Partners Funds’ Service Providers. Artisan Partners may provide separate account management services to, or have other business relationships with, entities that are, or affiliates of which are, service providers to Artisan Partners Funds. In every case, the compensation paid by Artisan Partners Funds or Artisan Partners for services received is the same as, or consistent with, the compensation paid to comparable service providers that have no relationship with Artisan Partners or its affiliates. Also, the compensation received by Artisan Partners for its advisory services from clients that have no relationship with Artisan Partners Funds is the same or consistent with fees received by Artisan Partners from clients that have a relationship with Artisan Partners Funds.
Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team can provide advice to accounts in one investment strategy that differs from advice given to accounts in another investment strategy. If an investment team identifies a limited investment opportunity that is suitable for more than one strategy, a strategy may not be able to take full advantage of that opportunity. There also are circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. An investment team has a potential conflict of interest when it manages accounts that are charged a performance-based fee (including private investment funds) and accounts that are charged an asset-based fee because the fees earned from accounts with performance-based fees have the potential to exceed the fees earned from other accounts. An investment team may also execute transactions for one strategy that may adversely impact the value of securities held by a different strategy or team. For example, an investment team may engage in short sales of securities of an issuer in which a Fund it manages also invests. In such a case, the investment team could harm the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Artisan Partners maintains policies and procedures and internal review processes designed to mitigate potential conflicts of interest arising from side-by-side investment management. Artisan Partners’ compliance and trade operations teams periodically perform side-by-side reviews of accounts with the highest level of risk as determined by Artisan Partners to help ensure all clients are being treated fairly and that the policies and procedures are being following. Fee arrangements are not considered when allocating trades among clients.
Trade Aggregation and Allocation. Artisan Partners can, to the extent permitted by law, aggregate trades and allocate investment opportunities among clients, including the Fund. Artisan Partners seeks to treat all of its similarly situated clients fairly when allocating investment opportunities among clients. Artisan Partners does not consider its own interests when allocating trades, which includes, for example, the fees of a client or whether the client is a proprietary account. Artisan Partners has compliance policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities, which are reviewed regularly by Artisan Partners and modified from time to time. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability (for example, initial public offerings or private placements), and allocation of investment opportunities generally, particularly opportunities that have a required minimum investment, could raise a potential conflict of interest. The potential conflicts among clients in the same strategy are mitigated because Artisan Partners’ investment teams generally try to keep all client portfolios in the same strategy invested in the same securities (excluding private investments) with approximately the same weightings subject to certain exceptions and limitations. Investment opportunities will be allocated differently among clients in a strategy under Artisan Partners’ trading procedures due to, for example, the particular characteristics of a client, such as size of the client, cash position, liquidity needs and timing, tax status, risk tolerance and investment restrictions, or with respect to private investments, the client’s willingness and ability to invest in private investments, or for other reasons in Artisan Partners’ reasonable discretion.
Additionally, private investments and certain other investment opportunities will not be allocated pro-rata among clients in different strategies due to, among other reasons, difference in the strategic focus or objective of each strategy, including the intended concentration,

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exposure to different investment factors, themes or sectors, risk tolerance and desired weighting of investments. Additional factors that Artisan Partners may consider in allocating these investment opportunities between clients in different strategies, or even within the same strategy, include, without limitation: the inability to divide the investment among multiple clients; Artisan Partners’ perception of the liquidity of each client at the time of the investment and on a going-forward basis; relative exposure to market trends; the remaining term or time remaining in the investment period of each such client; the terms, structure and availability of financing in respect of an investment; the representations and diligence required for each client; the small size of an opportunity or the structure of an investment; the perceived relative value of the investment opportunity relative to other investment opportunities available to each client; the geographic focus of the investment programs of each client; the location of the investment opportunity; the credit quality and/or expected yield of the investment; and the investment programs and portfolio positions of each client for which participation is appropriate. To the extent an opportunity cannot, or in Artisan Partners’ discretion should not, be allocated among multiple clients, such opportunities may be allocated among the different clients on a basis that Artisan Partners considers fair and equitable over time.
In addition, there are instances where a particular security is held by, or appropriate for, more than one client (“cross holdings”) managed by an investment team or different investment teams due to the overlap of their investment universes; however, investment decisions for each strategy and client are generally made by the relevant investment team independently of investment decisions for another strategy or client, such that investment opportunities likely will be allocated differently among clients across such applicable investment strategies. An investment strategy or client with a higher risk tolerance, for example, may substantially outperform or underperform an investment strategy or client with a lower risk tolerance even when managed by the same investment team in a similar strategy.
As a result of the allocation of investment opportunities (and the investment focus of certain clients), the investments made for a Fund and other clients managed by the same investment team may be significantly different, and, consequently, the respective performances of such clients are expected to differ even when managed in the same strategy.
“Same way” transactions (that is, all buys or all sells) in a security held by more than one client in a strategy are generally aggregated across all participating clients in the strategy and same way transactions may be aggregated across clients in different strategies when Artisan Partners considers doing so appropriate and practicable under the circumstances (for example, Artisan Partners has established certain information barriers and policies between certain of its investment teams that would make trade aggregation impracticable). The portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in an aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ trading procedures. When orders for a trade in a security are opposite to one another (that is, one client is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross trades by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.
Artisan Partners may sell a security short on behalf of one client even if the same security, or another security of the same issuer, is held long by another client. Similarly, Artisan Partners is permitted to purchase a security long on behalf of one client even if the same security, or another security of the same issuer, is, or has been, sold short by another client. Artisan Partners could be viewed as having a potential conflict of interest if it sells short certain securities in a client while holding the same securities long in other clients. Conversely, Artisan Partners could be viewed as harming the performance of a client that holds a long position in the same security or other similar securities (e.g. securities in the same sector as the security sold short) for the benefit of its clients who are selling the security short if the short-selling transactions cause the market value of the security or similar securities to decline. Artisan Partners has in place policies and procedures that it believes are reasonably designed to identify and resolve actual and potential conflicts of interest related to short selling securities.
Certain clients have restrictions prohibiting the execution of transactions through one or more designated broker-dealers or they may maintain other restrictions or account limitations (e.g., instrument restrictions) that impact Artisan Partners’ ability to aggregate a given trade. As a result, Artisan Partners might be required to separate a client’s transaction from the aggregated transactions for other clients and send the client’s transaction for execution to a different broker-dealer or at a different point in time. A transaction being executed separately as a result of the client’s restriction is typically placed in the market after the aggregated transaction for all other clients is placed in the market. In addition, substitute transactions may be placed in a different instrument before or after the aggregated transaction (e.g., physical shares rather than options) and/or may not be placed at all. As a result, the trade or substitute trade for the restricted client is likely to be executed at a different point in time as compared to the aggregated transaction, which is likely to result in the restricted client receiving different returns than other clients.
Waivers to Artisan Partners’ allocation procedures may be made with approval in advance by one of certain designated members of Artisan Partners’ management who are not part of the portfolio management process.
Fees. Like the fees Artisan Partners receives from the Fund, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. Artisan Partners or its affiliates receive performance-based allocations or fees from the private funds it sponsors and expects to receive performance-based fees from accounts in its other strategies. In addition, Artisan Partners will, under certain circumstances, negotiate performance-based fee arrangements with other accounts. Artisan Partners had sixteen accounts with performance-based fees as of 30 September 2021. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, Artisan Partners maintains policies and procedures and internal review processes designed to mitigate such conflicts.

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Investing in Different Parts of an Issuer’s Capital Structure. Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other Artisan Partners’ clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches or equity securities of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, the portfolio manager may avoid certain investment opportunities and negotiations with issuers that would potentially give rise to conflicts with other Artisan Partners’ clients or Artisan Partners may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if Artisan Partners acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. When making investment decisions where a conflict of interest may arise, Artisan Partners will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in Artisan Partners acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.
Confidential Information Access. From time to time, employees of Artisan Partners may receive material non-public information (referred to herein as “Confidential Information”). Employees may obtain Confidential Information, voluntarily or involuntarily, through Artisan Partners’ management activities or the employee’s outside activities. Confidential Information may be received under varying circumstances, including, but not limited to, upon execution of a non-disclosure agreement with an issuer, as a result of serving on a creditors’ committee or through conversations with a company’s management team. Under applicable law, Artisan Partners’ employees are generally prohibited from disclosing or using Confidential Information in effecting purchases and sales in public securities transactions for their personal benefit or for the benefit of any other person (including clients). Accordingly, should an employee receive Confidential Information, the employee is generally prohibited from communicating that information or using that information in public securities transactions, which could limit the ability to buy or sell certain investments even when the limitation is detrimental to Artisan Partners, the employee or the client, including the Fund.
Artisan Partners may seek to avoid the receipt of Confidential Information when it determines that the receipt of Confidential Information would restrict the Fund or other clients of Artisan Partners from trading in securities they hold or in which they may invest. In circumstances when Artisan Partners declines to receive Confidential Information from an issuer, an account, such as the Fund, may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the account would pay or receive when it buys or sells those investments. Further, in situations when the account is asked, for example, to grant consents, waivers or amendments with respect to such investments, Artisan Partners’ ability to assess such consents, waivers and amendments may be impacted by its lack of access to Confidential Information.
Artisan Partners has adopted policies that establish an information barrier between the Credit Team and its other investment teams to minimize the likelihood that Confidential Information received by the Credit Team will be shared with another team. In addition, Artisan Partners also creates information barriers around other persons having access to Confidential Information (“walled-off personnel”) to prevent access to Confidential Information, and therefore to limit the restrictions on others at Artisan Partners.
From time to time, Artisan Partners uses paid expert networks. Artisan Partners has adopted specific procedures to prevent and address the inadvertent receipt of Confidential Information from the expert networks.
Portfolio Transactions and Soft Dollars. Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Artisan Partners uses client commissions to pay for brokerage and research services (often referred to as “soft dollars”) if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for the Fund, whether Artisan Partners or its affiliates received client referrals from the broker-dealer. Artisan Partners has potential conflicts of interest arising from its execution of portfolio transactions and use of soft dollars, as described in greater detail under the heading “Portfolio Transactions” below. Artisan Partners has adopted procedures with respect to soft dollars, which are included in Artisan Partners Funds’ compliance program.
Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary accounts also present potential conflicts of interest with Artisan Partners’ clients, including the Fund. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients managed in the same strategy, all portfolio transactions in the strategy are aggregated, where practicable, and allocated in accordance with Artisan Partners’ written allocation procedures among participating accounts. Artisan Partners believes that aggregation and allocation of trades as described in its written procedures mitigates conflicts of interest arising from proprietary investments in the same securities held by clients and the market impact that could result from such proprietary trading activity if conducted on a stand-alone basis.
Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code of Ethics

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requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code of Ethics provides that Artisan Partners’ compliance team will review such personal securities transactions and determine, among other things, whether the acquisition is consistent with applicable regulatory requirements and the purposes of the Code of Ethics and its underlying policies. In addition, the Code of Ethics requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with the compliance department at least quarterly. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.
The Code of Ethics also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.
Artisan Partners, its affiliates and its employees can give advice or take action for their own accounts that differ from, conflict with or is adverse to advice given or action taken for the Fund. These activities may adversely affect the prices and availability of other investments held by, or potentially considered for purchase by, the Fund.
Artisan Partners, its affiliates and their employees are permitted to, and frequently do, invest in the Funds and other pooled investment vehicles sponsored by Artisan Partners often at reduced or no fees when allowed by applicable law. Artisan Partners also provides certain cash-based awards to its investment professionals (referred to by Artisan Partners as franchise capital awards) that, prior to vesting, Artisan Partners will generally invest such amounts in one or more of the investment strategies managed by the investment professional (including by investing in the Funds). Artisan Partners believes that investments made in these pooled investment vehicles and franchise capital awards help align Artisan Partners’ and its employees’ financial interests with those of Artisan Partners’ clients. These pooled investment vehicles, even if they are proprietary accounts of Artisan Partners, are treated like a client account for purposes of allocation of investment opportunities.
Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.
Control Persons and Principal Shareholders
Because shares of the Fund were not offered prior to the date of this SAI, there are no control persons or principal shareholders of the Fund as of the date of this SAI.
Investment Advisory Services
Artisan Partners provides investment advisory services to the Fund pursuant to an investment advisory agreement dated 12 May 2015 (the “Advisory Agreement”) and is responsible for management of the Fund’s investment portfolios and for overall management of the Fund’s business and affairs. Artisan Partners is a Delaware limited partnership, founded in March 2009, that succeeded to the investment management business of Artisan Partners Holdings LP during 2009. Artisan Partners Holdings LP was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly traded Delaware corporation. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.
The Advisory Agreement for the Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
A discussion regarding the basis for the approval by the board of directors of the Advisory Agreement is expected to be available in Artisan Partners Funds’ semi-annual report to shareholders for the period ending 31 March 2022. You may obtain a copy of the most recent annual or semi-annual reports, without charge, upon request to the Fund. You may view a copy of the 30 September 2021 annual report and 31 March 2021 semiannual report on the SEC’s website at www.sec.gov.
In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of [___]% of the Fund’s average daily net assets up to $[__] billion; [___]% of average daily net assets from $[__] billion to $[__] billion; [___]% of average daily net assets from $[__] billion to $[__] billion; [___]% of average daily net assets from $[__] billion to $[__] billion; and [___]% of average daily net assets over $[__] billion.
Artisan Partners has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges

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such as litigation costs, but including management fees paid to Artisan Partners) not to exceed the percentages of average daily net assets indicated below. This contract continues through [31 January 2023].
Fund	Expense Limit as a % of Average Daily Net Assets
Investor Shares	[____]%
Advisor Shares	[____]%
Institutional Shares	[____]%
Because the Fund had not yet commenced operations, the Fund did not pay advisory fees during prior fiscal years.
Code of Ethics
The 1940 Act and rules thereunder require that Artisan Partners Funds, Artisan Partners and Distributors establish standards and procedures for the detection of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Partners Funds might take advantage of that knowledge for their own benefit. Artisan Partners Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Partners Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Partners Funds, Artisan Partners and Distributors to detect and address conflicts of interest.
Distributor
Shares of the Fund are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Fund or its shareholders pursuant to a Distribution Agreement between the Fund and Distributors. Distributors is wholly-owned by Artisan Partners Holdings LP. All distribution expenses relating to the Fund are paid by Artisan Partners Holdings LP or Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of Artisan Partners Funds and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.
Artisan Partners Funds pays all expenses in connection with registration of its shares with the SEC and any auditing and filing fees required in compliance with various state securities laws. Distributors or Artisan Partners bear all sales and promotional expenses relating to the Fund, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Fund's shares only on a best efforts basis. Distributors’ principal office is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.
Portfolio Transactions
Artisan Partners places orders for the purchase and sale of the Fund’s portfolio securities. Artisan Partners’ primary objective in effecting portfolio transactions is to seek the best result reasonably available under the circumstances in connection with the execution of its clients’ securities transactions, taking into account price, transaction costs, speed, likelihood of execution and settlement, size, nature of the order and other relevant order execution considerations. Artisan Partners seeks to utilize those broker-dealers and execution venues that enable Artisan Partners to obtain the best result for execution of orders. A number of other subjective factors also enter into the decision to select a specific broker-dealer, including but not limited to the following:
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Artisan Partners’ knowledge of the financial stability, reputation, integrity and operational, investment and research capabilities of the broker-dealer selected;
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the broker-dealer’s willingness to commit its own capital to complete the transaction;
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the broker-dealer’s ability to place difficult trades;
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the sophistication of the broker-dealer’s trading facilities;
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access provided by the broker-dealer to markets and limited investment opportunities, such as initial public offerings;
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whether executing the trade through an electronic communication network (“ECN”) can provide a better combination of net price and execution; and
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Artisan Partners’ knowledge of actual or apparent operational problems of any broker-dealer considered.
In addition, Artisan Partners takes into account whether the broker-dealer provides the firm with brokerage and research services, as described below, and the value of such brokerage and research services. Recognizing the value of the items listed above, Artisan Partners may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs. Artisan Partners need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost or spread.

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Artisan Partners maintains and periodically updates a list of approved broker-dealers that, in Artisan Partners’ judgment, generally are able to provide best result after taking into consideration the items noted above. Evaluations of the services provided by broker-dealers, including the reasonableness of any brokerage commissions based on the foregoing items, are made on an ongoing basis by Artisan Partners’ staff while effecting portfolio transactions, subject to the oversight of and review by Artisan Partners’ trading oversight committee, and reports are made annually to Artisan Partners Funds’ board of directors.
Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for client accounts, including the Fund, whether Artisan Partners or its affiliates received client referrals from the broker-dealer. Artisan Partners Funds and Artisan Partners do not compensate a broker-dealer for any promotion or sale of Artisan Partners Funds’ shares by directing to the broker-dealer (i) securities transactions for an Artisan Partners Funds portfolio; or (ii) any remuneration, including, but not limited to, any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Partners Funds’ portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Partners Funds have adopted policies and procedures that are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers to effect transactions in portfolio securities (for example, trading desk personnel) from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts on behalf of Artisan Partners Funds; and (2) Artisan Partners Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Artisan Partners Funds’ shares.
Transactions may also be made directly with the issuer of the security or the issuer’s underwriter. In underwritten offerings, the price paid by the Fund typically includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
The broker-dealers Artisan Partners uses for fixed income transactions generally do not charge stated commissions. The broker-dealers in fixed-income securities make a profit through the “spread,” which is the difference between the issuer’s fixed-income security price and the marked-up price offered to buyers (in an initial offering) or the difference between the quoted bid and ask prices (in secondary market trading). Fixed income transactions may also be made directly with the issuer of the obligations or the issuer’s underwriter.
Use of Client Commissions. Artisan Partners uses disclosed client commissions to pay for brokerage and research services (often referred to as “soft dollar” benefits) if Artisan Partners determines that such items meet the criteria outlined in its commission management policy. Artisan Partners’ and its affiliates’ use of client brokerage to acquire brokerage and research services is intended to qualify for the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended, and involves payment of agency commissions, compensation on certain riskless principal transactions, and other securities transactions, the compensation on which qualifies for safe harbor treatment. The provision of brokerage and research services is not generally considered with respect to transactions in fixed income securities, although Artisan Partners receives research from brokers that are also used for fixed income transactions.
“Brokerage services” are products and services relating to the execution of the trade from the point at which Artisan Partners communicates with the broker-dealer for the purposes of transmitting an order for execution, through the point at which funds or securities are delivered or credited to the Fund. Eligible brokerage services must provide Artisan Partners with lawful and appropriate assistance in carrying out its responsibilities to clients, including the Fund.
“Research services” include, but are not limited to, (i) research reports (including reports that are specific to issuers, industries and/or geographic regions) and (ii) research-oriented data analytics and software applications. Eligible research services must provide Artisan Partners with lawful and appropriate assistance in making investment decisions. The types of research products and services received include: research reports (including reports that are specific to issuers, industries and/or geographic regions); subscriptions to financial publications and research compilations that are not targeted to a wide, public audience; investment ideas; access to the broker-dealer’s traders and analysts; access to conferences and seminars that provide substantive content relating to issuers and industries; access to management teams of companies with which the broker-dealer has a relationship; access to groups of professionals with expertise in particular industries and/or subject matter areas; research-oriented data analytics and software applications; compilations of securities prices, earnings, dividends and similar market, financial and other economic data; financial modeling, including historical financials, projections and valuations; securities quotation services; and services related to economic and other consulting services.
When Artisan Partners receives brokerage and research services in return for client commissions, it relieves Artisan Partners of the expense it would otherwise bear in creating such items on its own or paying for those items with its own funds, which provides an incentive to select a particular broker-dealer or venue that will provide Artisan Partners with such brokerage and research services.
In some instances, Artisan Partners has an agreement or understanding with a broker-dealer or venue that Artisan Partners will direct brokerage transactions to that broker-dealer or venue generating not less than a stated dollar amount of commissions. In those instances, the obligations of Artisan Partners pursuant to that agreement or understanding may, in some transactions, be an important or determining factor in the selection of a broker-dealer or venue, even if another broker-dealer or venue might execute the same transaction on comparable terms. Artisan Partners enters into such an agreement with a broker-dealer only if, in the judgment of Artisan Partners, the benefits to its clients, including the Fund, of the research products and/or services provided outweigh any potential disadvantages to clients. In other instances, Artisan Partners has no agreement or understanding with a broker-dealer that provides research products and/or services. Artisan Partners identifies those broker-dealers that have provided it with research products or services and the value of the research products

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or services they provided. Artisan Partners directs commissions generated by its clients’ accounts in the aggregate to those broker-dealers to ensure the continued receipt of research products and services that Artisan Partners believes are useful.
Artisan Partners has also entered into client commission sharing arrangements with certain broker-dealer firms pursuant to which Artisan Partners executes securities transactions with such broker-dealers in order to facilitate the receipt of research products and services provided by a party other than the executing broker-dealer. A portion of the commission paid to the executing broker-dealer is retained by that broker-dealer to compensate the broker-dealer for the execution services provided, while another portion is credited for the provision of research products and services. Artisan Partners typically instructs the providers of such research products or services (who may themselves be broker-dealers) to deliver an invoice for the research products or services directly to Artisan Partners, which coordinates payment of the invoice by an executing broker-dealer from the accrued credits.
Artisan Partners uses research products and services provided by broker-dealers or venues in servicing the accounts of any or all of its clients, including the Fund, and Artisan Partners’ proprietary accounts (if any). Artisan Partners uses client brokerage from discretionary accounts managed by an investment team for research products and services used by that team. Subject to client restrictions and other account limitations, orders are generally aggregated across all accounts in a strategy for execution by a single broker. All accounts participating in an aggregated trade pay the same rate for trade execution. Clients participating in an aggregated trade share research costs pro rata by paying bundled commission rates or through commission sharing arrangements, except for clients subject to legal restrictions on the use of their commissions to pay for certain research products and services. In those cases, a client’s pro-rata cost of the products and services are borne by the client (through an increased management fee or separate arrangement), by a third-party or by Artisan Partners. For example, Artisan Partners may agree to reimburse client’s pro rata portion of research costs in exchange for an increased management fee. Artisan Partners believes that its clients generally share in the costs and benefits of the research and/or other services received by the relevant Artisan Partners investment team in exchange for client brokerage in a fair and equitable manner. Non-discretionary clients, including sponsors of model portfolio programs, do not bear the costs of the research and other services generated by trading activity because Artisan Partners does not execute trades for these clients.
In the future, Artisan Partners may receive from a broker-dealer a product or service that is used for investment research and for administrative, marketing or other non-research purposes (so called “mixed-use” products and services). In those cases, Artisan Partners would make a good faith effort to determine the proportion of such products or services that are considered used for investment research. The portion of the costs of such products or services attributable to research usage would be paid through commissions generated by client transactions. Artisan Partners would pay the portion of the costs attributable to non-research usage of those products or services from its own funds.
The research products and services received by Artisan Partners or its affiliates and obtained through the use of client commission dollars include proprietary research (in which the research products or services are prepared and provided by the executing broker-dealer) and third-party research from independent research providers and broker-dealers through commission sharing arrangements (in which the executing broker-dealer makes a payment on Artisan Partners’ behalf and at Artisan Partners’ direction to a third-party who has independently prepared the research products or services).
Proxy Voting
Artisan Partners Funds has delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Fund. When Artisan Partners votes the Fund’s proxy with respect to a specific issuer, the Fund’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders of the issuer or interests Artisan Partners Funds may have in other capacities.
When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Fund as a shareholder. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research service providers engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there are instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-US countries, Artisan Partners may vote contrary to its general guidelines in circumstances where it believes its guidelines would result in a vote inconsistent with local regulations, customs or practices.
In the following circumstances Artisan Partners typically will not vote the Fund’s proxy:
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Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund as a shareholder, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.
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Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-US jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. For example, the Fund's custodian may effectively restrict transactions even in circumstances in which

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Artisan Partners believes that share blocking is not required by law. Artisan Partners relies on the custodian and on its proxy service provider to identify share blocking jurisdictions. To the extent such information is wrong, Artisan Partners could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial transaction.
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The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian, due to timing of the requirement or because the costs required to obtain or produce the required documentation outweigh the benefit of voting the proxy.
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The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan or the Fund is unable to recall the loan in order to vote the securities.
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The Fund so directs Artisan Partners.
Artisan Partners has engaged a primary proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. The primary proxy service provider does not have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. In addition to the primary proxy service provider, Artisan Partners has engaged two other proxy service providers to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited, and may engage one or more additional providers from time to time. In some instances for non-US companies, there may be little or no information available on matters to be voted on. In those circumstances, Artisan Partners generally follows the recommendation of its primary proxy service provider.
Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews this proxy voting policy at least annually, develops the guidelines, grants authority to members of the trading operations department of Artisan Partners, or such other persons as may be designated by the proxy voting committee to perform administrative services relating to proxy voting and, with respect to identified issuers (as described below) and discretionary issuers (as described in the guidelines) where there is an actual or potential conflict of interest, makes determinations as to the votes to be cast. The proxy voting committee also reviews any voting discrepancies or operational issues identified through its reconciliation process. The proxy voting committee is comprised of the persons appointed by Artisan Partners from time to time, as such may be amended from time to time. Action by any two members of the proxy voting committee shall constitute the action of the committee. To minimize the possibility that members of the proxy voting committee could have certain potential conflicts of interest, none of the members of the proxy voting committee shall be responsible for servicing existing Artisan Partners clients or soliciting new clients.
Artisan Partners or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Fund's behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is an employee of Artisan Partners or a director of Artisan Partners Asset Management Inc., its subsidiaries or a fund sponsored by Artisan Partners; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or an affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.
Artisan Partners maintains a list of issuers with whom it believes it has a potential conflict voting proxies (the “identified issuers”). Artisan Partners’ proxy voting guidelines should, in most cases, adequately address possible conflicts of interest since those guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, Artisan Partners will vote in accordance with Artisan Partners proxy voting guidelines on routine or corporate administrative matters, and with respect to non-routine matters, Artisan Partners will generally vote in accordance with the determination made by the proxy voting committee, which will consider the investment team’s recommended vote, any analysis available from the proxy service provider(s) and whether the proxy service provider(s) has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with the proxy voting guidelines and any identified conflict of interest. Artisan Partners may vote in accordance with the recommendations of a proxy service provider, provided that such service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the service provider is independent of the issuer. If the service provider does not meet those requirements, the proxy voting committee shall consider what course of action will serve the interests of Artisan Partners’ clients, including the Fund, consistent with Artisan Partners’ obligations under applicable proxy voting rules.
The Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Fund's proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) on Artisan Partners Funds’ website at www.artisanpartners.com.

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Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.
Disclosure of Portfolio Holdings
The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund's shareholders. The procedures identify the circumstances in which the Fund’s portfolio holdings will be made publicly available and the conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Fund's portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Partners Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.
Artisan Partners’ compliance staff provides, at least annually, a report to the board of directors regarding the policy’s operation within the compliance program and any material changes recommended as a result of such review.
Except as provided in Artisan Partners Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of any Artisan Partners Fund may be provided to any person. In no case do Artisan Partners Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of the Fund’s portfolio holdings.
Public Disclosure. A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Partners Funds may determine for the Fund on Artisan Partners Funds’ website (www.artisanpartners.com). On Artisan Partners Funds’ website, portfolio holdings information can be found at www.artisanpartners.com/individual-investors/news-insights/research-data/holdings.html. A complete list of portfolio holdings is also included in the reports Artisan Partners Funds files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings, provided that the top ten holdings or other incomplete list has been made publicly available on Artisan Partners Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings also may be made available, provided that the substance of such discussion has been made publicly available on Artisan Partners Funds’ website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Partners Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current.
Artisan Partners Funds will disclose portfolio holdings information of the Fund through the filing of its Form N-CSR with respect to each annual and semiannual period. Disclosure of the Fund's complete holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund's fiscal quarter. You can find SEC filings on the SEC’s website (www.sec.gov).
Disclosure of statistical or descriptive information about the Fund’s holdings that does not specifically name the securities held is not prohibited by the Fund's policy on release of portfolio holdings.
Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Partners Funds, such disclosure in the manner and at the time proposed is consistent with the Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Partners Funds who have a reasonable need of that information to perform their services for the Fund, including, but not limited to, Artisan Partners (and its affiliates and service providers); Distributors; counsel to Artisan Partners Funds; Ernst & Young LLP, Artisan Partners Funds’ independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; JPMorgan Chase Bank, N.A. and Cowen and Company, LLC, Artisan Partners Funds’ custodians; DST Asset Manager Solutions, Inc., Artisan Partners Funds’ transfer agent; ISS (Institutional Shareholder Services) and Glass, Lewis & Co., Artisan Partners’ proxy voting service providers; Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending, Artisan Partners Funds’ securities lending agent; Artisan Partners Funds’ securities valuation service providers, which include Bloomberg, ICE, IHS Markit, Refinitiv and Virtu; Deloitte & Touche LLP, Artisan Partners Funds’ valuation consultant; Artisan Partners Funds’ printing, reporting, website and filing support service providers, which include Donnelley Financial Solutions, Confluence Technologies, Inc. and Diligent Corporation; SEI Global Services, Inc., a provider of middle office services; Clearwater Analytics, LLC, a provider of investment account software; FundApps Inc., a provider of software used to identify and complete shareholding disclosures; Fidelity Information Services, LLC, a provider that manages

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corporate actions; Cortland Capital Market Services LLC, a loan closing and settlement provider; FinDox, a provider of document management services for bank loan positions; Artisan Partners’ order management systems, which include Bloomberg, Charles River Systems, Inc. BlackRock Aladdin; SWIFT, a provider that transmits messages (including trade messages); and Advent Outsourced Services and FactSet Research System Inc., which provide data collection and analytic services to Artisan Partners; (b) to broker-dealers or other counterparties, research or data providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research, analytical or securities lending services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Partners Funds’ policy on purchases and redemptions in-kind.
Artisan Partners may provide investment advice to clients other than the Fund that are managed in the same strategy as the Fund and have investment strategies and objectives that are substantially similar or identical to the Fund. These clients have substantially similar, and in certain cases nearly identical, portfolio holdings to those of certain Funds. Artisan Partners also, from time to time, provides non-discretionary model portfolios to sponsors of managed account programs that use the same strategy as the Fund and are substantially similar or identical to the Fund. These clients and sponsors of managed account programs generally have access to current portfolio holding information for their accounts, but these clients may be subject to different portfolio holdings disclosure policies than the Fund, and neither Artisan Partners nor the board of directors of the Fund exercises control over such policies or disclosure. These clients do not necessarily owe Artisan Partners or the Fund a duty of confidentiality with respect to disclosure of their portfolio holdings.
The release of nonpublic portfolio holdings information in advance of public release will be reported to the board of directors no later than at the next regularly scheduled board meeting. Artisan Partners Funds’ chief compliance officer or, in his or her absence, his or her designee, is responsible for keeping written records of any such release of nonpublic portfolio holdings information.
Purchasing, Exchanging and Redeeming Shares
Purchases, exchanges and redemptions are discussed in the prospectus under the headings “Buying Shares,” “Exchanging Shares” and “Redeeming Shares,” respectively. You may, subject to the approval of Artisan Partners Funds, purchase shares of the Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with Artisan Partners Funds’ valuation policies. Should Artisan Partners Funds approve your purchase of the Fund’s shares with securities, Artisan Partners Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Partners Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Partners Funds at 866.773.7233.
Artisan Partners Funds authorizes certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”), to accept purchase, exchange and redemption orders on the Fund's behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. Some authorized agents directly charge their customers transaction fees, brokerage commissions, account fees and/or other fees. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share (see “Net Asset Value” below) next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge or brokerage commission imposed by the authorized agent and the application of a 2% redemption fee (if applicable). The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in the prospectus. The Fund, Artisan Partners, Artisan Partners Distributors LLC, the Fund's transfer agent and each of their respective directors, trustees, officers, employees and agents are not responsible for the failure of any authorized agent to carry out its obligations to its customers.
The Fund reserves the right to waive or reduce the minimum initial investment requirement.
Some authorized agents charge a fee for accounting and shareholder services that the agent provides to Fund shareholders on the Fund’s behalf. These services may include recordkeeping, transaction processing for shareholders’ accounts and other services. This fee may be based on the number of accounts or may be a percentage of the average value of accounts for which the authorized agent provides services. For Investor Shares or Advisor Shares of the Fund, as applicable, the Fund pays all or a portion of this fee, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund. Institutional Shares of the Fund do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients.
Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund), and for distribution and marketing services performed with respect to the Fund.
Please contact your authorized agent for details about payments it may receive from the Fund, Artisan Partners, Distributors or their affiliates.
Net Asset Value. Share purchase, exchange and redemption orders will be priced at the Fund’s NAV next computed after such orders are received in good order by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on the Fund’s behalf. The Fund may reject a purchase or redemption order under certain circumstances, which are described in the Fund's prospectus.

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The NAV of the Fund's shares is normally determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, the Fund’s NAV should be determined on any such day, in which case the determination will normally be made as of 4:00 p.m., Eastern Time. The NAV per share of the Fund (or of a class of shares of the Fund) is determined by dividing the value of all its securities and other assets attributed to the Fund (or class), less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. See “Share Price” in the Fund's prospectus under the caption “Investing with Artisan Partners Funds” for a description of the procedures used by the Fund to value securities and other assets. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.
The markets in which non-US securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their NAVs, and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the NYSE and the other market are open, several hours may have passed between the time when trading in the other market closed and the NYSE closes and the Funds calculate their NAVs.
Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded or otherwise as provided in Artisan Partners Funds’ Valuation Procedures. Artisan Partners Funds’ valuation committee will value securities or other assets at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Partners Funds’ board of directors, when, with respect to such securities or other assets market quotations are not readily available. A market quotation will be considered not readily available, and the Fund may therefore use fair value pricing, if, among other things, there are no quotations, pricing data is not provided by an approved pricing vendor, the valuation committee believes that the quotation, price or market value resulting from Artisan Partners Funds’ Valuation Procedures does not reflect a fair value of the security or asset or the value of the security or asset might have been materially affected by events occurring after the close of the market on which the security or asset is principally traded but before the time as of which the NAV is calculated. Artisan Partners Funds monitor for subsequent events using several tools. Artisan Partners has retained a third party service provider to assist in determining estimates of fair values for foreign equity securities and equity-linked securities, under certain circumstances. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a security or asset used by the Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by Artisan Partners or an affiliate as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the Fund. On December 3, 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company or business development company. Among other things, Rule 2a-5 will permit a fund’s board to designate the fund’s primary investment adviser to perform the fund’s fair value determinations, which will be subject to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. Artisan Partners continues to review Rule 2a-5 and its impact on Artisans Partners' and Artisan Partners Funds' valuation policies and related practices.
Fixed income securities are valued at market value. Market values are generally evaluations based on the judgment of the Fund's pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.
Although the Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of the Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.
The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.
Artisan Partners Funds has adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one

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cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:
Amount of Difference	Action Taken
˂ ½ of 1% of the originally computed NAV
The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the
Fund has received a benefit from the error, no action is taken.

= or ˃ ½ of 1% of the originally computed NAV
If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.
Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Federal Income Tax Information
The discussion of taxation below is only a summary of some of the important US federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders such as tax-advantaged retirement plans, financial institutions or foreign persons (defined below). In addition, the Biden Administration has announced that it is contemplating legislation that may result in significant changes to the Code, which could potentially have retroactive effect. These changes may significantly alter the after-tax return of the Fund's shareholders. You are encouraged to consult your own tax advisor regarding your particular situation and the possible application of state, local and foreign tax laws.
In General
The Fund intends to elect and intends to qualify and to be eligible for treatment each year as a “regulated investment company” under Subchapter M of the Code. In order to qualify for the special tax treatment accorded to regulated investment companies and their shareholders, the Fund must, among other things:
(a)
derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”);
(b)
invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items (including receivables), US Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than those of the US Government or other regulated investment companies) of any one issuer, or of two or more issuers in which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same or similar trades or businesses or related trades or businesses, or (y) the securities of one or more QPTPs; and
(c)
distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year. Special rules potentially provide limited relief from the application of the rule generally requiring a regulated investment company to look through its 20% voting interest in a corporation, including a regulated investment company, to the assets thereof for purposes of the diversification test described in (b) above.
If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to US federal income tax on income or gains that it distributes in a timely manner to shareholders in the form of dividends (including capital gain dividends, as defined below). If the Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company that is accorded special tax treatment for such year, then it would be required to pay taxes on its income and realized capital gains at corporate rates, thereby reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders. In addition, all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions might be eligible for the dividends-received deduction in the case of corporate shareholders and might be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in

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respect of the Fund’s shares (as described below). In addition, the Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any such amounts retained from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.
In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company is generally permitted to elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any taxable year, the amount thereof may, potentially subject to certain limitations, be carried forward to offset capital gains in subsequent taxable years, thereby reducing the amount the Fund would otherwise be required to distribute in such years to qualify for the special tax treatment accorded regulated investment companies and avoid a Fund-level tax. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. If the Fund incurs or has incurred net capital losses in prior taxable years, those losses will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. The Fund’s available capital loss carryforwards, if any, are set forth in the Fund's annual shareholder reports for each fiscal year.
In addition, under Code sections 382 and 383, if the Fund undergoes an “ownership change,” the Fund’s ability to use its capital loss carryforwards (and potentially its so-called “built-in losses”) in any year following the ownership change will be limited to an amount generally equal to the value of the Fund’s net assets immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs. In such circumstances, Fund shareholders could receive larger distributions than they would have received had the ownership change not occurred, with those distributions being taxable as described below under “Taxation of Fund Distributions.”
Taxation of Fund Distributions
Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For US federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is taxable as if you received it on December 31 of the prior calendar year.
You will be subject to income tax at ordinary income rates on distributions of investment income and gains from the sale of investments that the Fund owned (or is deemed to have owned) for one year or less, except as described below with respect to “qualified dividend income.” Distributions that are attributable to the excess of the Fund’s net long-term capital gains over net short-term capital losses and that are properly reported as capital gain dividends (“capital gain dividends”) are taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income, regardless of the length of time you have held your shares. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Long-term gains are generally those derived from securities held (or deemed to have been held) by the Fund for more than one year. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.
Long-term capital gains rates apply to distributions received by noncorporate shareholders that are attributable to “qualified dividend income,” provided certain holding period and other requirements are satisfied. If the Fund qualifies as a regulated investment company for tax purposes, the amount of Fund dividends that are eligible to be taxed as qualified dividend income at the reduced rate generally is not permitted to exceed the amount of aggregate qualifying dividends received by the Fund. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as capital gain dividends) are eligible to be treated as qualified dividend income. To the extent the Fund distributes as dividends amounts that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. The Fund does not expect a significant portion of its distributions to derive from qualified dividend income.

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The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
A portion of dividends from the Fund also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion is not permitted to exceed the aggregate dividends the Fund receives from US corporations. The Fund does not expect a significant portion of its distributions to qualify for the dividends-received deduction.
To the extent that the Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Dividends and distributions on the Fund’s shares are generally subject to US federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either gains that are unrealized, or income or gains that are realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.
You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to tax on your income, you generally will not be required to pay tax on these amounts.
Redemptions, Sales and Exchanges of Fund Shares
Any gain or loss realized from a redemption, sale or exchange of Fund shares held for more than one year generally will be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss. However, if you realize a loss on the taxable disposition of Fund shares held for six months or less, such loss will be treated as long-term, rather than short term, to the extent of capital gain dividends you have received (or are deemed to have received) with respect to those shares.
Further, all or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An exchange of shares of one Artisan Partners Fund for shares of another Artisan Partners Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for US federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares.
For US federal income tax purposes, an exchange of shares of one Fund directly for shares of a different class of the Fund generally is not expected to be a taxable event or to result in recognition of a gain or loss by the exchanging shareholder.
Upon the redemption, sale or exchange of the Fund’s shares, the Fund (or, in the case of shares purchased through a financial intermediary, the financial intermediary) may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged. See the Fund’s prospectus for more information.
Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased Through Tax-Qualified Plans
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment on their particular tax situations.
Backup Withholding
The Fund may be required to withhold US federal income tax (“backup withholding”) from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding generally is required if:
■
You fail to furnish your properly certified social security or other tax identification number;

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You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain dividend or interest income;
■
You fail to certify that you are a US Person (including a US resident alien); or
■
The IRS informs the Fund that your tax identification number is incorrect or that you are otherwise subject to backup withholding.
The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Partners Funds must promptly pay to the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Partners Funds to reimburse you for amounts withheld. Backup withholding is not, however, an additional tax. Any amounts withheld may be credited against your US federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax Consequences of Certain Investments by the Fund
The Fund may purchase the equity securities of certain foreign investment funds or trusts, or other foreign issuers, deemed to be passive foreign investment companies (“PFICs”). Capital gains on the sale of PFIC holdings will be treated as ordinary income regardless of how long the Fund holds its investment.
In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.
In order to avoid the imposition of such tax, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund generally may also elect to mark the gains (and to a limited extent losses) in such holdings to the market, as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in each PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and losses. The “QEF election” and the “mark-to-market election” may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to continue to qualify as a regulated investment company, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.
It is possible that the Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) will give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. If the net effect of these transactions is a gain, the ordinary dividend paid by the Fund will be increased; if the result is a loss, the ordinary dividend paid by the Fund will be decreased. Foreign currency losses, if any, may result in the Fund having an overall net ordinary loss, and such loss cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.
Income, gains and proceeds received by the Fund from investments in securities of issuers organized in foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the US may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the end of its taxable year are invested in stock or securities of foreign corporations, the Fund may make an election permitting its shareholders to claim a deduction or credit for US federal tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their US federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to US federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself claim a deduction for such foreign taxes in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax. The Fund may not be able to obtain full refunds of foreign withholding taxes that are accrued on dividends in respect of the portfolio securities on loan. If the Fund receives payments made “in lieu of” dividends increased by lending revenue, the Fund may lose its ability to seek refunds of foreign withholding taxes that are accrued on the dividends. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credit to shareholders.
Investments by the Fund in certain debt securities may give rise to income which is required to be distributed even though the Fund holding the security receives no interest payment in cash on the security during the year, thereby potentially requiring the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement. In addition, investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether or to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the

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Fund when, as, and if it invests in such securities in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company that is accorded special tax treatment and does not become subject to a Fund-level US federal income or excise tax.
The Fund’s investment in participation certificates, a form of derivative instrument, can affect the amount, timing and character of distributions to shareholders.
The Fund’s transactions in derivative instruments (e.g., forward contracts, options or futures), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities may produce a difference between its book income and its taxable income. If such a difference arises, and the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid a Fund-level tax. In the alternative, if the Fund’s book income exceeds its taxable income (including realized capital gains), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.
The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the Fund's ability to qualify for treatment as a regulated investment company and avoid a Fund-level tax.
The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for US federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day holding period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
The Fund’s investment (directly or indirectly) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) could result in the imposition of significant reporting, withholding and tax payment responsibilities. Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued but that may apply retroactively, a portion of the Fund’s income that is allocable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to US federal income tax in all events. This notice provides, and these regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay

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tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in US federal withholding tax. A shareholder will be subject to US federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.
In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest US federal income tax rate imposed on corporations. The Fund tries to avoid investing in REITs that hold residual interests in REMICs that qualify as TMPs, or that otherwise expect to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
Tax-Exempt Shareholders
Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from residual interests in REMICs or equity interests in TMPs as described above. In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs and other tax-exempt investors should consult their tax advisors concerning the tax consequences of investing in the Fund.
Non-US Investors
Distributions by the Fund to shareholders that are not “United States persons” within the meaning of the Code (“foreign shareholders”) properly reported as (1) capital gain dividends, (2) interest-related dividends and (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, are not subject to withholding of US federal income tax.
The exemption from withholding for “interest-related dividends” generally applies with respect to distributions of US-source interest income that, in general, would not have been subject to US federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly reported as such by the Fund in a written notice to shareholders, but does not apply to distributions to a foreign shareholder (i) that has not provided a satisfactory statement that the beneficial owner is not a United States shareholder, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the US, or (iv) to the extent the dividend is attributable to interest paid by a shareholder that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exemption from withholding for “short-term capital gain dividends” generally applies with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly reported as such by the Fund in a written notice to shareholders, but does not apply to (i) distributions to an individual foreign shareholder who is present in the US for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of US real property interests, as described below. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gains dividends as are eligible, but is not required to do so.
In the case of shares held by a foreign shareholder through an intermediary, the intermediary may withhold tax even if the regulated investment company reports a distribution as an interest-related or short-term capital gain dividend.
Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Distributions by the Fund to foreign shareholders other than capital gain dividends, interest-related dividends and short-term capital gain dividends (e.g., dividends attributable to foreign source dividend and interest income or to short-term capital gains or US source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of US federal income tax at a rate of 30% (or lower applicable treaty rate).
If a beneficial holder of Fund shares who or which is a foreign shareholder has a trade or business in the US and income from the Fund received by such holder is effectively connected with the conduct of that trade or business, such income will be subject to US federal net income taxation at regular income tax rates.
In the case of a foreign shareholder who or which is eligible for the benefits of a tax treaty with the United States, any effectively connected income or gain will generally be subject to US federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the US federal estate tax in addition to the US federal tax on income referred to above.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements

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relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign investors in the Fund should consult their tax advisors in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding the Fund’s shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding the Fund’s shares through foreign entities should consult their tax advisers about their particular situation.
A beneficial holder of shares who or which is a foreign shareholder is not, in general, subject to US federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “US real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the capital gain dividend the foreign shareholder received. Very generally, special tax rules would apply if the Fund were a qualified investment entity (“QIE”) because it either holds or, but for the operation of certain exceptions, would be treated as holding USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the Fund’s USRPIs, interests in real property located outside the United States, and other assets used or held for use in a trade or business. Such rules could result in US tax withholding from certain distributions to, the proceeds of a sale of shares by, a greater-than-5% foreign shareholder. Furthermore, the foreign shareholder may be required to file a US tax return and pay tax on such distributions—and, in certain cases, gain realized on sale of Fund shares—at regular US federal income tax rates. The Fund generally does not expect that it will be a QIE, so these special tax rules are not likely to apply. Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are US persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Certain Additional Reporting and Withholding Requirements
Sections 1471-1474 of the Code and the US Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., capital gain dividends).
Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
Custodian
JPMorgan Chase Bank N.A. (“J.P. Morgan”), 383 Madison Avenue, Floor 11, New York, NY 10179, acts as custodian of the securities and other assets of the Fund. J.P. Morgan is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. J.P. Morgan also performs portfolio accounting services for the Fund. J.P. Morgan is not an affiliate of Artisan Partners or its affiliates. J.P. Morgan is authorized to engage the services of sub-custodians. Both J.P. Morgan and the applicable sub-custodians are authorized to deposit securities in securities depositories.
Transfer Agent
DST Asset Manager Solutions, Inc., 430 W. 7th Street, Suite 219322, Kansas City, MO 64105, is the transfer agent for the Fund. The transfer agent is responsible for, among other things, the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The transfer agent is not an affiliate of Artisan Partners or its affiliates.
Legal Counsel
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199, is counsel to the Fund.

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Independent Registered Public Accounting Firm
Ernst & Young, LLP, located at 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, will serve as the Fund's independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Fund.
Financial Statements
Financial statements for the Fund are not presented because the Fund had not yet begun investment operations as of the date of this SAI.

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PART C
OTHER INFORMATION
ITEM 28.
Exhibits.
Exhibit Number	Description
(a)(1)	Amended and Restated Articles of Incorporation dated January 11, 2013.
(2)	Articles Amendment dated December 17, 2013.
(3)	Articles Amendment dated February 12, 2014.
(4)	Articles Amendment dated March 12, 2015.
(5)	Articles Amendment dated August 11, 2015.
(6)	Articles Amendment dated February 9, 2016.
(7)	Articles Amendment dated May 23, 2016.
(8)	Articles Amendment dated July 15, 2016.
(9)	Articles Amendment dated November 28, 2016.
(10)	Articles Amendment dated December 19, 2016.
(11)	Articles Amendment dated January 25, 2017.
(12)	Articles Amendment dated June 2, 2017.
(13)	Articles Amendment dated March 2, 2018.
(14)	Articles Amendment dated December 4, 2018.
(15)	Articles Amendment dated March 29, 2019.
(16)	Articles Amendment dated November 21, 2019.
(17)	Articles Amendment dated May 26, 2020.
(18)	Articles Amendment dated June 3, 2020.
(19)	Articles Amendment dated September 13, 2021.
(20)	Articles Amendment dated November 10, 2021.
(21)	Articles Amendment dated December 13, 2021.
(22)	Articles Amendment dated February 22, 2022. Filed herewith.
(b)	Bylaws, as amended and restated, of the Registrant dated September 11, 2020.
(c)	None. (Registrant does not issue share certificates.)
(d)(1)	Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership.
(2)
Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the
Registrant and Artisan Partners Limited Partnership relating to Artisan Focus Fund (formerly Artisan
Thematic Fund).

(3)	Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Discovery Fund.
(4)
Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the
Registrant and Artisan Partners Limited Partnership relating to Artisan International Small-Mid Fund
(formerly Artisan International Small Cap Fund).

(5)	Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund.
(6)	Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Select Equity Fund.
(7)	Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Floating Rate Fund.
(8)
Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the
Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Debt
Opportunities Fund, Artisan Global Unconstrained Fund and Artisan Value Income Fund.

(e)(1)	Second Amended and Restated Distribution Agreement between the Registrant and Artisan Partners Distributors LLC.
(2)	Revised Schedule to Second Amended and Restated Distribution Agreement as of August 11, 2015 relating to Artisan Global Equity Fund – Institutional Shares.
(3)
Revised Schedule to Second Amended and Restated Distribution Agreement as of February 9, 2016
relating to Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) –
Institutional Shares.

(4)	Revised Schedule to Second Amended and Restated Distribution Agreement as of July 15, 2016 relating to Artisan High Income Fund – Institutional Shares.
(5)	Revised Schedule to Second Amended and Restated Distribution Agreement as of November 29, 2016 relating to Artisan Small Cap Fund – Advisor Shares.
(6)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Focus Fund (formerly Artisan Thematic Fund).
(7)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Global Discovery Fund.
(8)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Focus Fund (formerly Artisan Thematic Fund) – Advisor Shares and Institutional Shares.
(9)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) – Advisor Shares.
(10)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Global Discovery Fund – Advisor Shares.
(11)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Select Equity Fund.
(12)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Global Equity Fund – Advisor Shares.

(13)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Floating Rate Fund.
(14)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Emerging Markets Debt Opportunities Fund, Artisan Global Unconstrained Fund and Artisan Value Income Fund.
(f)	None.
(g)(1)	Global Custody and Accounting Services Agreement between the Registrant and JPMorgan Chase Bank, N.A.
(2)	Notification to Custodian regarding addition of Artisan Select Equity Fund.
(3)	Notification to Custodian regarding addition of Artisan Floating Rate Fund.
(4)	Third Party Securities Lending Rider to the Global Custody and Accounting Services Agreement between Registrant and JPMorgan Chase Bank, N.A.
(5)	Customer Account Agreement between Cowen and Company, LLC and Artisan Select Equity Fund.
(6)	Addendum to the Customer Account Agreement between Cowen and Company, LLC and Artisan Select Equity Fund.
(7)	Amendment to the Global Custody and Accounting Services Agreement between the Registrant and JPMorgan Chase Bank, N.A.
(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
(2)	Notification to Transfer Agent regarding addition of Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund).
(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund.
(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company.
(5)	Amendment No. 1 to Transfer Agency and Service Agreement.
(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company.
(7)	Notification to Transfer Agent regarding addition of Artisan Value Fund (formerly Artisan Opportunistic Value Fund).
(8)	Notification to Transfer Agent regarding addition of Artisan Sustainable Emerging Markets Fund (formerly Artisan Emerging Markets Fund).
(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares.
(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
(11)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund.
(12)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Advisor Shares.
(13)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund (formerly Artisan Opportunistic Growth Fund).

(14)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
(15)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund.
(16)
Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund (formerly
Artisan Opportunistic Growth Fund) – Institutional Shares and Artisan Value Fund – Institutional
Shares.

(17)	Notification to Transfer Agent regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares.
(18)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Institutional Shares.
(19)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund – Institutional Shares.
(20)	Notification to Transfer Agent regarding addition of Artisan Global Small Cap Fund.
(21)	Notification to Transfer Agent regarding addition of Artisan High Income Fund.
(22)	Notification to Transfer Agent regarding redesignation of Artisan Emerging Markets Fund – Advisor Shares as Investor Shares.
(23)
Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Advisor
Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares,
Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan
Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares.

(24)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
(25)	Notification to Transfer Agent regarding addition of Artisan Developing World Fund.
(26)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund – Institutional Shares.
(27)	Notification to Transfer Agent regarding addition of Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) – Institutional Shares.
(28)	Notification to Transfer Agent regarding removal of Artisan Small Cap Value Fund.
(29)	Notification to Transfer Agent regarding addition of Artisan High Income Fund – Institutional Shares.
(30)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Advisor Shares.
(31)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
(32)	Notification to Transfer Agent regarding removal of Artisan Global Small Cap Fund.
(33)	Notification to Transfer Agent regarding addition of Artisan Focus Fund (formerly Artisan Thematic Fund).
(34)	Notification to Transfer Agent regarding addition of Artisan Global Discovery Fund.
(35)	Amendment to and Assignment of Transfer Agency and Service Agreement between the Registrant, State Street Bank and Trust Company and DST Asset Manager Solutions, Inc.
(36)	Notification to Transfer Agent regarding addition of Artisan Focus Fund (formerly Artisan Thematic Fund) – Advisor Shares and Institutional Shares.

(37)	Notification to Transfer Agent regarding addition of Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) – Advisor Shares.
(38)	Notification to Transfer Agent regarding addition of Artisan Global Discovery Fund – Advisor Shares.
(39)	Notification to Transfer Agent regarding addition of Artisan Select Equity Fund.
(40)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund – Advisor Shares.
(41)	Notification to Transfer Agent regarding addition of Artisan Floating Rate Fund.
(42)	Amended and Restated Expense Limitation Agreement between the Registrant and Artisan Partners Limited Partnership.
(43)	Amendment to Transfer Agency and Service Agreement between the Registrant and DST Asset Manager Solutions, Inc.
(44)	Securities Lending Agency Agreement between the Registrant and Goldman Sachs Bank USA (doing business as Goldman Sachs Agency Lending).
(45)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Debt Opportunities Fund, Artisan Global Unconstrained Fund and Artisan Value Income Fund. To be filed by amendment.
(46)	Fund of Funds Investment Agreement between the Registrant and Fidelity Rutland Square Trust II.
(i)(1)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Investor Shares and Artisan International Fund – Institutional Shares and Investor Shares.
(2)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund.
(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund.
(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares.
(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares.
(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) – Investor Shares.
(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares.
(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Fund (formerly Artisan Opportunistic Value Fund) – Investor Shares.
(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Sustainable Emerging Markets Fund (formerly Artisan Emerging Markets Fund) – Institutional Shares.
(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares.
(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares.
(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Sustainable Emerging Markets Fund (formerly Artisan Emerging Markets Fund) – Advisor Shares.
(13)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund (formerly Artisan Opportunistic Growth Fund) – Investor Shares.

(14)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Investor Shares.
(15)
Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund (formerly
Artisan Growth Opportunities Fund) – Institutional Shares and Artisan Value Fund – Institutional
Shares.

(16)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares.
(17)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Institutional Shares.
(18)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Institutional Shares.
(19)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Small Cap Fund – Investor Shares.
(20)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Sustainable Emerging Markets Fund (formerly Artisan Emerging Markets Fund) – Investor Shares.
(21)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund – Investor Shares and Advisor Shares.
(22)
Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund - Advisor
Shares, Artisan Global Value Fund - Advisor Shares, Artisan International Fund - Advisor Shares,
Artisan International Value Fund - Advisor Shares, Artisan Mid Cap Fund - Advisor Shares, Artisan
Mid Cap Value Fund - Advisor Shares and Artisan Value Fund - Advisor Shares.

(23)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Developing World Fund.
(24)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Institutional Shares.
(25)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) – Institutional Shares.
(26)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund – Institutional Shares.
(27)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Advisor Shares.
(28)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Focus Fund (formerly Artisan Thematic Fund) – Investor Shares.
(29)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Discovery Fund – Investor Shares and Institutional Shares.
(30)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Focus Fund (formerly Artisan Thematic Fund) – Advisor Shares and Institutional Shares.
(31)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund) – Advisor Shares.
(32)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Discovery Fund – Advisor Shares.
(33)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Select Equity Fund.

(34)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Advisor Shares.
(35)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Floating Rate Fund.
(36)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund.
(37)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Income Fund. To be filed by amendment.
(38)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Explorer Fund. To be filed by amendment.
(39)	Consent of Godfrey & Kahn, S.C. Filed herewith.
(j)(1)	Consent of Ropes & Gray LLP. Filed herewith.
(k)	None.
(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund.
(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund (formerly Artisan Opportunistic Value Fund).
(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Sustainable Emerging Markets Fund (formerly Artisan Emerging Markets Fund).
(4)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund.
(5)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund (formerly Artisan Opportunistic Growth Fund).
(6)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund.
(7)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund.
(8)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund.
(9)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Developing World Fund.
(10)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Focus Fund (formerly Artisan Thematic Fund).
(11)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Discovery Fund.
(12)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Select Equity Fund.
(13)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Floating Rate Fund.

(14)	Form of Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Debt Opportunities Fund. To be filed by amendment.
(15)	Form of Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Unconstrained Fund. To be filed by amendment.
(m)	None.
(n)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3.
(p)(1)	Artisan Partners Funds, Inc. Code of Ethics for Directors.
(2)	Artisan Partners Code of Ethics and Insider Trading Policy.
(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.
ITEM 29.
Persons Controlled by or Under Common Control With Registrant.
None.
ITEM 30.
Indemnification.
Article VIII of Registrant’s Amended and Restated Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.
Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.
The Registrant also has entered into indemnification agreements with each of its directors. The indemnification agreements provide that the Registrant will indemnify and advance expenses to the director if the director is or is threatened to be made a party to a proceeding by reason of the director’s corporate status, to the fullest extent permitted by applicable law. The indemnification agreements specifically provide that a director will not be indemnified for any acts or omissions giving rise to any claims asserted against the director that constituted “disabling conduct” (e.g., willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office).
ITEM 31.
Business and Other Connections of Investment Adviser.
The information in the prospectus under the caption “Organization, Management and Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. The principal executives of Artisan Partners Limited Partnership (“Artisan Partners”) are: Eric R. Colson, Chief Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; Jason A. Gottlieb, President; James S. Hamman, Jr., Vice President; Sarah A. Johnson, Vice President and Secretary; Michelle L. Klein, Vice President; Christopher J. Krein, Vice President; Eileen L. Kwei, Vice President; Lisa A. Moran, Assistant Secretary; Gregory K. Ramirez, Vice President; Blake A. Rigel, Assistant Treasurer; and Sam B. Sellers, Vice President. For a description of other business, profession, vocation or employment of a substantial nature in which any officer of Artisan Partners, except Mr. Daley, Mr. Gottlieb, Mr. Hamman, Ms. Klein, Mr. Krein, Ms. Kwei, Ms. Moran and Mr. Sellers, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being Managing Directors of Artisan Partners, Mr. Daley serves as the Chief Financial Officer and Treasurer of Artisan Investments GP LLC (“Artisan Investments”), the general partner of Artisan Partners; Mr. Gottlieb serves as President of Artisan Investments; Mr. Krein serves as Vice President of Artisan Investments; Ms. Kwei serves as Vice President of Artisan Investments; Mr. Hamman serves as Vice President of Artisan Investments; and Mr. Sellers serves as Vice President of Artisan Investments. Ms. Klein serves as Vice President of Artisan Investments. Ms. Moran serves as Assistant Secretary of Artisan Investments.
ITEM 32.
Principal Underwriters.
(a)
Artisan Partners Distributors LLC acts as principal underwriter for Artisan Partners Funds, Inc.
(b)Set forth below is the information required for each director and officer of Artisan Partners Distributors LLC. The principal business address of each officer of Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.
Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Gregory K. Ramirez	Chairman and President	Director, President and Chief Executive Officer
Michael C. Roos	Vice President	None
Michelle L. Klein	Chief Financial Officer, Vice President and Treasurer	None
Sarah A. Johnson	Vice President and Secretary	General Counsel, Vice President and Secretary
James S. Hamman, Jr.	Vice President	None
Christopher J. Krein	Vice President	None

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Jill M. Demski	Chief Compliance Officer	Chief Compliance Officer and Anti-Money Laundering Compliance Officer
(c)
There are no commissions or other compensation received from the Registrant, directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.
ITEM 33.
Location of Accounts and Records.
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:
(1)	JPMorgan Chase Bank N.A. 383 Madison Avenue, Floor 11 New York, New York 10179

Cowen and Company, LLC. 599 Lexington Avenue, 20th Floor New York, New York 10022

(2)	Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Partners Funds, Inc. or Artisan Partners Distributors LLC)

875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202

777 East Wisconsin Ave, Suite 1200 Milwaukee, Wisconsin 53202

c/o Iron Mountain 5170 S. 6th Street Milwaukee, Wisconsin 53221

(3)	DST Asset Manager Solutions, Inc. 30 W. 7th Street, Suite 219322 Kansas City, MO 64105

(4)	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
ITEM 34.
Management Services.
Not applicable.
ITEM 35.
Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and the State of Wisconsin on the 22nd day of February, 2022.
ARTISAN PARTNERS FUNDS, INC.
By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Name	Title	Date
/s/ Gregory K. Ramirez	President, Chief Executive Officer (principal executive officer) and Director	February 22, 2022
Gregory K. Ramirez
/s/ Eric R. Colson*	Director	February 22, 2022
Eric R. Colson
/s/ Coleen Downs Dinneen*	Director	February 22, 2022
Coleen Downs Dinneen
/s/ Gail L. Hanson*	Director	February 22, 2022
Gail L. Hanson
/s/ Bonnie L. Howard*	Director	February 22, 2022
Bonnie L. Howard
/s/ William J. Kelly*	Director	February 22, 2022
William J. Kelly
/s/ Peter M. Lebovitz*	Director	February 22, 2022
Peter M. Lebovitz
/s/ Peter E. Sundman*	Director	February 22, 2022
Peter E. Sundman
/s/ Shannon K. Jagodinski	Chief Financial Officer (principal financial and accounting officer), Vice President and Treasurer	February 22, 2022
Shannon K. Jagodinski

By:	/s/ Nathan D. Briggs
Nathan D. Briggs
*
By Nathan D. Briggs, Attorney-in-Fact, pursuant to powers of attorney filed on January 28, 2021.

Index of Exhibits Filed with this Registration Statement
Exhibit Number	Description
(a)(22)	Amendment to the Articles of Incorporation dated February 22, 2022.
(i)(39)	Consent of Godfrey & Kahn, S.C.
(j)(1)	Consent of Ropes & Gray LLP.